    As filed with the Securities and Exchange Commission on October 10, 1997

================================================================================




                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form N-1A

Registration Statement under the
 Securities Act of 1933                                     [ ]

Registration No. 33-36324

Pre-Effective Amendment No. ____                            [ ]

Post-Effective Amendment No. 32                             [x]

Registration Statement under the
 Investment Company Act of 1940                             [ ]

Registration No. 811-6153
Amendment No. 34                                            [x]

                           Ranson Managed Portfolios
        (Exact Name of Registrant as Specified in Declaration of Trust)

1 North Main, Minot, North Dakota                                 58703
(Address of Principal Executive Offices)                        (Zip Code)

      Registrant's Telephone Number, Including Area Code:  (701) 852-5292

                                                             Copies to:
            Robert E. Walstad--President                Mark J. Kneedy, Esq.
                    1 North Main                         Chapman and Cutler
             Minot, North Dakota  58703                111 West Monroe Street
                                                       Chicago, Illinois  60603
       (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing              [ ]  on (date) pursuant to paragraph
     pursuant to paragraph (b)                 (a)(1)


[x]  on October 11, 1997 pursuant          [ ]  75 days after filing pursuant
     to paragraph (b)                           to paragraph (a)(2)


[ ]  60 days after filing                  [ ]  on (date) pursuant to paragraph
     pursuant to paragraph (a)(1)               (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares and will file a Rule 24f-2 notice with the Commission within 180 days after July 31, 1998, the close of its current fiscal year.

================================================================================

                                    Contents


                                       of


                             Registration Statement

     The Registration Statement comprises the following papers and contents:

          The Facing Sheet

          Cross-Reference Sheet

          Part A - Prospectus

          Part B - The Statement of Additional Information

          Part C - Other Information

          Signatures

          Index to Exhibits

          Exhibits

                           Ranson Managed Portfolios

                             Cross Reference Sheet


            Pursuant to Rule 495(a) under the Securities Act of 1933


Form N-1A, Part A, Item Number                        Heading in Prospectus
------------------------------------          -------------------------------------
   1  Cover Page                              Cover

   2  Synopsis                                Highlights of the Fund and
                                              Prospectus Summary; Fee and Expense
                                              Table

   3  Condensed Financial                     Calculation of Fund Performance Data
      Information

   4  General Description of                  The Fund; Investment Objective and
      Registrant                              Policies

   5  Management of the Fund                  The Fund; Dividends and Taxes; Fund
                                              Management

  5A  Management's Discussion of              Not Applicable
      Fund Performance

   6  Capital Stock and Other                 Description of Shares and Rights
      Securities

   7  Purchase of Securities Being            Special Programs; Purchase of Shares
      Offered

   8  Redemption or Repurchase                Redemption of Shares

   9  Pending Legal Proceedings               *


                                               Heading in Statement of Additional
                                               ----------------------------------
Form N-1A, Part B, Item Number                 Information
-----------------------------                  -----------
  10  Cover Page                              Cover

  11  Table of Contents                       Table of Contents

  12  General Information and                 The Fund and its Shares
      History

  13  Investment Objectives and               Investment Objective, Policies and
      Policies                                Restrictions

  14  Management of the Fund                  Officers and Trustees

  15  Control Persons and Principal           The Fund and its Shares
      Holders of Securities

  16  Investment Advisory and Other           Management and Investment Advisory
      Services                                Agreement

-----------------------
*   Not applicable

  17  Brokerage Allocation and                Portfolio Transactions
      Other Practices

  18  Capital Stock and Other                 Additional Information Regarding
      Securities                              Shares and Rights

  19  Purchase, Redemption and                Net Asset Value, in Prospectus;
      Pricing of Shares Being                 Purchase of Shares, in Prospectus;
      Offered                                 Redemption of Shares, in Prospectus

                                              Heading in Statement of Additional
                                              ----------------------------------
Form N-1A, Part B, Item Number                Information
------------------------------                -----------

  20  Tax Status                              Dividends and Taxes, in Prospectus

  21  Underwriters                            Purchase of Shares, in Prospectus;
                                              The Distributor, in Prospectus

  22  Calculations of Performance             Performance Data
      Data

  23  Financial Statements                    Report of Independent Auditors;
                                              Statement of Assets and Liabilities

Form N-1A, Part C, Item Number                Heading in Other Information
------------------------------                ----------------------------

  24  Financial Statements and                Financial Statements and Exhibits
      Exhibits

  25  Persons Controlled by or                Persons Controlled by or Under
      Under Common Control with               Common Control with Registrant
      Registrant

  26  Number of Holders of                    Number of Holders of Securities
      Securities

  27  Indemnification                         Indemnification

  28  Business and Other                      Business and Other Connections of
      Connections of Investment               Investment Advisor
      Adviser

  29  Principal Underwriters                  Principal Underwriters

  30  Location of Accounts and                Location of Accounts and Records
      Records

  31  Management Services                     Management Services

  32  Undertakings                            Undertakings

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+ Information contained herein is subject to completion or amendment. A        +
+ registration statement relating to these securities has been filed with the + + Securities and Exchange Commission. These securities may not be sold nor may +
+ offers to buy be accepted prior to the time the registration statement       +
+ becomes effective. This prospectus shall not constitute an offer to sell or + + the solicitation of an offer to buy nor shall there be any sale of these + + securities in any State in which such offer, solicitation or sale would be + + unlawful prior to registration of qualification under the securities laws of +
+ any such State.                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++




                    Subject to Completion October 10, 1997

                                  Prospectus

October 11, 1997

                           Ranson Managed Portfolios

                          The Illinois Municipal Fund

                                 1 North Main
                           Minot, North Dakota 58703
                                (701) 852-5292
                                (800) 601-5593
                          E-Mail: integrity@minot.com
                         http://www.integrityfunds.com


     The Illinois Municipal Fund is an investment portfolio of Ranson Managed Portfolios which is an unincorporated business trust organized under the laws of Massachusetts on August 10, 1990. Ranson Managed Portfolios is an open-end series non-diversified management company, known as a mutual fund. The term "the Fund" as used herein shall refer to either Ranson Managed Portfolios or The Illinois Municipal Fund series of Ranson Managed Portfolios as the context may require. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from federal income tax and, to the extent indicated, Illinois income tax, as is consistent with preservation of capital. Up to 100% of the Fund's total assets may be invested in Illinois Municipal Securities which are subject to Illinois state income taxes. Illinois Municipal Securities refers to debt obligations of Illinois, its political subdivisions, municipalities, agencies and authorities, the Commonwealth of Puerto Rico, the Virgin Islands and Guam, the interest payable on which is, in the opinion of bond counsel to the issuer, exempt from federal taxation. Under normal market conditions, the Fund's assets will be invested in a portfolio of Illinois Municipal Securities which, in the opinion of Ranson Capital Corporation, will produce a higher level of current income than would be produced by a portfolio of Illinois Municipal Securities rated in only the highest rating category, but contains Illinois Municipal Securities which do not present a significant risk of loss of principal due to credit characteristics. In pursuit of this objective, the Fund invests primarily in debt obligations issued by or on behalf of the State of Illinois, its political subdivisions and their agencies and instrumentalities. A substantial portion of the income produced by the Fund may be includable in the calculation of alternative minimum taxable income. Shares of the Fund therefore would not ordinarily be a suitable investment for investors who are subject to the alternative minimum tax.

     A maximum sales load of 4.25% will be imposed on purchases (4.44% of the net amount invested). The minimum initial investment is $1,000. See "Purchase of Shares."

     Ranson Capital Corporation (the "Manager") is the Fund's manager. ND Resources, Inc. serves as the Fund's Transfer Agent and First Western Bank & Trust serves as the Fund's Custodian.

     THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES

COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. THE PROSPECTUS CONCISELY SETS FORTH INFORMATION INVESTORS SHOULD KNOW BEFORE INVESTING IN THE FUND.

     A Statement of Additional Information, dated the date of this Prospectus, regarding the Fund (which is incorporated herein by reference) has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Fund at the above mailing address or by telephoning the Manager at either of the numbers set forth above.

                             Fee and Expense Table

     The following tables set forth (i) the non-recurring shareholder transaction expenses, (ii) the recurring annual Fund operating expenses and
(iii) the estimated expenses paid directly and indirectly by a shareholder with a $1,000 investment that is subject to the maximum sales load over 1 and 3 year periods.


Shareholder Transaction Expenses
Maximum Sales Load imposed on Purchases (as a percentage of
   offering price)                                              4.25%
                                                                ====

     There is no sales charge on reinvested dividends, deferred sales charge, redemption fee or exchange fee. The Maximum Sales Load may be reduced or eliminated as described in "Purchase of Shares" and "Special Programs."


Annual Fund Operating Expenses
 (as a percentage of average net
 assets)                              The Illinois Municipal Fund
                                      (Expense after Fee Waivers)

Management Fees (Expense after Fee
 Waiver)                                         0.20%
Rule 12b-1 Fees                                  0.25%
Other Expenses                                   0.40%
                                                 ----
 Total Fund Operating Expenses
   (Expense after Fee Waiver)                    0.85%
                                                 ====

Example

                                               1 Year     3 Years
Shareholder would pay the following expenses
  after fee waiver on a $1,000 investment,
  assuming a 5% annual return:

      The Illinois Municipal Fund               $51         $69
                                                ===         ===


     The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The calculation presumes expenses for the current year at the projected rate of .85% for the Fund after a partial fee waiver by the Manager. Other Expenses are estimated to be 0.40% while Management Fees, Rule 12b-1 Fees and Total Fund Operating Expenses for the Fund are 0.50%, 0.25% and 1.15% before fee waiver. These expenses assume a voluntary waiver by the Manager of a portion of its fee not required by the Management and Investment Advisory Agreement. THESE COSTS AND EXPENSES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND THE ACTUAL EXPENSES INCURRED BY THE FUND, AND THE DEGREE OF EXPENSE REIMBURSEMENT AND FEE WAIVER, IF ANY, MAY BE GREATER OR LESS IN THE FUTURE. See "Purchase of Shares" for information relating to sales load discounts and "Fund Management" for the level of management fees and "The Distributor" for information relating to the Fund's Shareholder Services Plan. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                 Highlights of the Fund and Prospectus Summary

     The highlights and summary information below should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

     The Investment Objective of the Fund is to provide its shareholders with as high a level of current income that is exempt from federal income tax and, to the extent indicated, Illinois income tax as is consistent with preservation of capital. Under normal market conditions, the Fund's assets will be invested in a portfolio of Illinois Municipal Securities which, in the opinion of Ranson Capital Corporation, will produce a higher level of current income than would be produced by a portfolio of Illinois Municipal Securities rated in only the highest rating category, but contains Illinois Municipal Securities which do not present a significant risk of loss of principal due to credit characteristics. There is no assurance that the Fund's investment objective will be achieved.
See "Investment Objective and Policies -- Investment Objective."

     The Investment Policy of the Fund is to invest in a portfolio of investment grade municipal securities which generate interest income that is exempt from federal income tax and, to the extent indicated, Illinois income tax. These municipal securities (hereinafter referred to as "Illinois Municipal Securities") generally include debt obligations of the State of Illinois, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, participation interests in municipal leases and tax-exempt commercial paper issued by such entities. Up to 100% of the Fund's total assets may be invested in Illinois Municipal Securities which are subject to Illinois state income taxes. See "Investment Objective and Policies -- Illinois Municipal Securities" for a more complete description of Illinois Municipal Securities. In certain circumstances the Fund may enter into when-issued or delayed delivery transactions and purchase taxable securities. The Fund may, for hedging purposes, enter into financial futures contracts, options on such futures, municipal bond index futures contracts and options on securities. These investments entail certain risks. See "Investment Objective and Policies -- Futures Contracts and Options." The interest on certain Illinois Municipal Securities in the Fund's portfolio may constitute an item of preference for determining the federal alternative minimum tax for individuals and corporations. See "Dividends and Taxes."

     The Fund's Shares May Be Purchased through Ranson Capital Corporation and selected dealers at the public offering price, which is equal to the net asset value next determined, plus a sales charge of 4.25% of the public offering price (4.44% of the net amount invested). See "Purchase of Shares."

     The Minimum Initial Investment is $1,000 and the minimum additional investment is $50. See "Purchase of Shares." The initial and minimum investments will be less under certain conditions described under "Purchase of Shares" and "Special Programs."

     An Open Account Program will be established for each investor unless the investor elects not to participate in such program as is provided under "Purchase of Shares -- Open Account Program/Certificates."

     Special Programs of the Fund include: a group program; a systematic withdrawal program; a preauthorized investment program; a rights of accumulation program; and a reinstatement privilege. See "Special Programs."

     The Fund has a Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, pursuant to which .25% per annum of average daily net assets will be used to pay dealers and banks selling Fund shares for administrative and shareholder services or to pay for certain distribution expenses. See "The Distributor."

     Distributions for the Fund will be declared daily from net investment income and will be paid monthly; net capital gains, if any, will be distributed at least annually. See "Dividends and Taxes."

     Confirmation Statements will be sent to all investors who have had purchase or redemption activity in their account.

     Redemptions can be made at net asset value, without charge. The Fund may require redemption of shares if the value of an account is reduced to $1,000 or less (for any reason other than fluctuations in the market value of the Fund's portfolio securities or, if as a result of the amount of an investor's initial purchase the value of such an account is $1,000 or less). See "Redemption of Shares."

     The Fund's Manager and Investment Adviser is Ranson Capital Corporation which receives a monthly management and investment advisory fee equivalent on an annual basis to .50 of 1% of the Fund's average daily net assets. Under the terms of the Management and Investment Advisory Agreement between the Fund and the Manager, the Manager pays all expenses of the Fund, including the Fund's management and investment advisory fee and the Fund's dividend disbursing, administrative and accounting services fees (but excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund's average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the Manager. The Manager may assume additional Fund expenses or waive portions of its fees in its discretion. See "Fund Management." Ranson Capital Corporation will act as the Fund's Evaluator. The procedures of the Evaluator and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees. See "Net Asset Value."

     Risk Factors: The Fund is subject to the risks of primarily concentrating its investments in Illinois Municipal Securities and does not have the benefit of geographical investment diversification (see "Investment Objective and Policies"). Also, as a non-diversified investment company, the Fund has the ability to invest a substantial portion of its assets in particular issuers which may be advantageous when investing in Illinois Municipal Securities, but which involves an increased risk of loss to the Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline. The Fund has the ability to purchase new issues of Illinois Municipal Securities on a "when-issued" basis as well as outstanding issues on a delayed delivery basis, both of which involve the potential risk of loss of principal in the event either that the value of such securities to be purchased declines prior to the settlement date or if such securities should ultimately not be issued or delivered and the price of comparable securities has increased, the cost of substitute securities having comparable par amounts, ratings and yields will be greater than was originally contracted for. Twenty five percent or more of the Illinois Municipal Securities in the Fund's portfolio may derive their payment from mortgage loans and/or hospitals and other health care facilities, respectively. In addition, a substantial portion of the Illinois Municipal Securities in the Fund's portfolio may derive their payment from utilities, turnpikes or educational facilities, all of which entail certain risks (see "Investment Objective and Policies -- Illinois Municipal Securities"). The Fund may from time to time invest in participations in municipal leases. Municipal leases are less liquid than many other municipal securities and therefore will be subject to the risks of illiquidity referred to in the next paragraph. Also, municipal leases are subject to the risk of "non-appropriation" which allows the municipal lessee to terminate the lease and eliminate its obligation to continue to make lease payments (see "Investment Objective and Policies -- Illinois Municipal Securities").

     The Fund will invest a substantial portion of its assets in investment grade Illinois Municipal Securities. Lower quality securities involve a greater risk of default, including nonpayment of principal and interest, than investment grade securities; however, the risk of default is present in investment grade securities. Illinois Municipal Securities rated in the lowest category of investment grade debt have speculative characteristics. The Fund will not invest in Illinois Municipal Securities rated below investment grade (i.e. below BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc.); however, the subsequent downgrading of an Illinois Municipal Security below investment grade will not in itself cause such security to be sold from the Fund's portfolio. The Fund will not, however, hold Illinois Municipal Securities downgraded below investment grade to the extent such securities exceed 5% of the Fund's net assets. Investment in medium-quality debt securities (rated BBB or A by Standard & Poor's Corporation or Baa or A by Moody's Investors Service, Inc.) involves greater investment risk, including the possibility of issuer default or bankruptcy, than investment in higher-quality debt securities. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds are more likely to experience difficulty in servicing their principal and interest payment obligations than is the case with higher grade bonds. In addition, an investment in the Fund should be made with an understanding that the value of the underlying portfolio may decline with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed-rate, long-term debt obligations generally. The Manager cannot predict whether these fluctuations will continue in the future. The principal trading market for the Illinois Municipal Securities will generally be in the over-the-counter market. As a result, the existence of a liquid trading market for the Illinois Municipal Securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made for any of the Illinois Municipal Securities, that any market for the Illinois Municipal Securities will be maintained or of the liquidity of the Illinois Municipal Securities in any markets made. In addition, certain of the Illinois Municipal Securities may be subject to extraordinary optional and/or mandatory redemptions at par if certain events should occur. To the extent securities were purchased at a price in excess of the par value thereof and are subsequently redeemed at par as a result of an extraordinary redemption, the Fund would suffer a loss of principal.

     The Fund may invest in financial futures contracts and related options thereon for hedging purposes. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's portfolio securities. The risk of imperfect correlation may be increased by the fact that the Fund may trade in futures contracts on taxable securities and there is no guarantee that the prices of taxable securities will move in a manner similar to the prices of tax-exempt securities. Another risk is that the Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts in anticipation of an increase in interest rates, and then interest rates went down, causing bond prices to rise, the Fund would lose money and incur transaction costs on the sale.

     Investors May Call (800) 601-5593 for daily yield and daily net asset value quotations and for information on account balances.

                                    The Fund

     Ranson Managed Portfolios is an unincorporated business trust organized under the laws of Massachusetts on August 10, 1990. It is an open-end non-diversified series management investment company or "mutual fund." The Illinois Municipal Fund is one of five portfolios or "series" offered at this time. Like other mutual funds, the Fund sells its shares to investors and uses the proceeds to invest in various securities as described in this Prospectus. The Fund is subject to the overall direction and monitoring function of the Board of Trustees (the "Trustees").

     Information regarding the Fund is available by telephoning or writing the Fund at the phone number or address shown on the front cover of this Prospectus.

                       Investment Objective and Policies

Investment Objective

     The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from federal income tax and, to the extent indicated, Illinois income tax as is consistent with preservation of capital. Under normal market conditions, the Fund's assets will be invested in a portfolio of Illinois Municipal Securities which, in the opinion of Ranson Capital Corporation, will produce a higher level of current income than would be produced by a portfolio of Illinois Municipal Securities rated in only the highest rating category, but contains Illinois Municipal Securities which do not present a significant risk of loss of principal due to credit characteristics. The Fund seeks to achieve its investment objective by investing primarily in Illinois Municipal Securities (as further described below). At the respective times of issuance of the Illinois Municipal Securities, certain of the issues of the Illinois Municipal Securities may have been accompanied by an opinion of bond counsel to the respective issuing authorities that interest on such Illinois Municipal Securities are exempt from Illinois income tax. The Fund may invest up to 100% of its total assets in Illinois Municipal Securities, the interest on which is subject to Illinois income tax.

     A shareholder will receive taxable income in the event of capital gains distributions by the Fund. In addition, the Fund has not established any limit on the percentage of its portfolio that may be invested in Illinois Municipal Securities subject to the alternative minimum tax provisions of federal tax law, and a substantial portion of the income produced by the Fund may be includable in the calculation of alternative minimum taxable income. Shares of the Fund therefore would not ordinarily be a suitable investment for investors who are subject to the alternative minimum tax. The suitability of shares of the Fund for these investors will depend upon a comparison of the yield likely to be provided from the Fund with the yield from comparable tax-exempt investments not subject to the alternative minimum tax, and with the yield from comparable fully taxable investments, in light of each such investor's tax position.

Illinois Municipal Securities

     As used in this Prospectus, the term "Illinois Municipal Securities" refers to debt obligations of Illinois, its political subdivisions, municipalities, agencies and authorities the interest payable on which is, in the opinion of bond counsel to the issuer, exempt from federal income taxation. The term "Illinois Municipal Securities" also includes obligations of the Commonwealth of Puerto Rico, the United States Virgin Islands and Guam, the interest payable on which is, in the opinion of bond counsel to the issuer, exempt from federal income taxation. The Fund will not invest more than 30% of its total assets in Illinois Municipal Securities which are obligations of the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam and will, under normal market conditions, invest at least 65% of the value of all of its assets in obligations of Illinois, its political subdivisions, municipalities, agencies and authorities. Illinois law provides that to the extent dividends paid by the Fund are derived from obligations of the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam, they shall be exempt from Illinois income tax. Illinois Municipal Securities include debt obligations of Illinois, its political subdivisions, municipalities, agencies and authorities issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which Illinois Municipal Securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. In addition, certain types of industrial development and other revenue bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development bonds, the proceeds of which are used for the construction, equipping, repair or improvement of privately operated industrial, commercial or office facilities, constitute Illinois Municipal Securities, although current federal income tax laws place substantial limitations on the size of such issues.

     Since the Fund will invest substantially all of its assets in Illinois Municipal Securities, the Fund is susceptible to political and economic factors affecting the issuers of Illinois Municipal Securities. In fiscal year 1995, Illinois experienced its strongest economic growth in seven years. Illinois payroll jobs increased 2.3% and the state achieved its lowest level of unemployment in 21 years. During fiscal years 1995 and 1996, the state's cash balance will have increased $300 million and unpaid Medicaid bills will be reduced by more than $900 million. Outstanding Medicaid bills are being paid faster than in nine of the ten previous fiscal years.

     The Illinois economy continued to grow in Fiscal Year 1996 and Fiscal Year 1997, although at a slower pace. As a result, there were continued constraints on spending growth and new programs were necessary to ensure the state's financial situation. The Fiscal Year 1997 budget increased education funding by $332 million, the largest increase ever without a general tax increase. However, the Fiscal Year 1997 budget contained no other major program expansions or reductions. The state's cash balance was about $805 million as of June 30, 1997. This amount included additional revenues of $85 million that were due to unusually strong late-year growth in income tax revenue. In addition to the $85 million in revenue growth, the June 30, 1997 balance reflects more than $120 million in funds appropriated for specific purposes during Fiscal Year 1997 but not yet spent.

     Fiscal Year 1997 was the second year under a new state law that required Illinois to fund its employee pension system obligations on an actuarially sound basis. The state's pension contribution increased $109 million in Fiscal Year 1997, representing an 18% increase over Fiscal Year 1996 and raising the annual funding for the five state systems to $723 million.

     Illinois' upward economy produced a total number employed of 5,849,448 as of May 1997. For eight consecutive months, a new employment record has been established. This has resulted in a sharp drop in the unemployment rate to 4.4% as of May 1997. Employment in manufacturing has rebounded steadily over the past five years from the low point it reached during the 1991 economic downturn. Annual growth has averaged about 10,000 new jobs the last few years.

     Total personal income in the state rose 5.6% in 1996 compared to the U.S. growth rate of 5.4%. The U.S. Department of Commerce noted that a good corn crop helped boost personal income in corn producing states.

     Illinois ranked fifth in 1995 and 1996 in international shipments with $34.7 billion in exports. An increase of over $2 billion helped boost sales 6.3% in 1996. While Illinois ranked third in agricultural products, manufactured products accounted for 89% of the state's direct sales last year. Any policies or legislation affecting the export industry may have an adverse effect on the revenue produced by export products in Illinois.

     The foregoing information constitutes only a brief summary of some of the financial difficulties which may impact certain issuers of Illinois Municipal Securities and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers in the Fund are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Illinois Municipal Securities, could affect or could have an adverse impact on the financial condition of the State and its various agencies and political subdivisions. The Manager is unable to predict whether or to what extent such factors or other factors may affect the issuers of Illinois Municipal Securities, the market value or marketability of the Illinois Municipal Securities or the ability of the respective issuers of the Illinois Municipal Securities acquired by the Fund to pay interest on or principal of the Illinois Municipal Securities.

     The Fund has a fundamental investment restriction which prohibits it from investing 25% or more of its total assets in securities of issuers in any single industry. This restriction does not, however, place any such limitation on the purchase of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by Illinois, its political subdivisions, municipalities, agencies and authorities.

     Over 25% of the Illinois Municipal Securities in the Fund's portfolio may derive their payment from mortgage loans. Such Illinois Municipal Securities are single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities, as a result of events such as the sale of the mortgaged premises, default condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption, in whole or in part, from such prepayments on mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the Bond issuer of the mortgage loans. These bonds were issued under Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case the issuer of the bonds has covenanted to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from federal income tax under existing laws and regulations. There can be no assurance that such ongoing requirements will be met.

     Over 25% of the Illinois Municipal Securities in the Fund's portfolio may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to this nationwide approach, Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.

     The Illinois Municipal Securities in which the Fund invests consist of Illinois bonds, notes, commercial paper and participation interests in municipal leases. Illinois tax-exempt notes and commercial paper are generally used to provide for short-term capital needs and ordinarily have a maturity of up to one year. These include notes issued in anticipation of tax revenue, revenue from other government sources or revenue from bond offerings and short-term, unsecured commercial paper, which is often used to finance seasonal working capital needs or to provide interim construction financing. Illinois tax-exempt leases are obligations of state and local government units incurred to lease or purchase equipment or other property utilized by such governments. The Fund will not originate leases as a lessor, but will instead purchase a participation interest in the regular payment stream of the underlying lease from a bank, equipment lessor or other third party. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The revenues from which such bonds are paid generally constitute an obligation of the corporate entity on whose behalf the bonds are issued.

     Although the participations in municipal leases which the Fund may purchase (hereinafter called "lease obligations") do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "nonappropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will only purchase lease obligations which are rated in the top category by either Standard & Poor's Corporation or Moody's Investor Service, Inc. The Fund will not invest more than 15% of its net investment assets in lease obligations (including, but not limited to those lease obligations which contain "non-appropriation clauses"), or any other illiquid securities.

     The Fund will only purchase lease obligations which are covered by an existing opinion of legal counsel experienced in municipal lease transactions that, as of the date of issue or purchase of each participation interest in a municipal lease, the interest payable on such obligation is exempt from federal income tax and, to the extent indicated, Illinois income tax and that the underlying lease was the valid and binding obligation of the governmental issuer.

Investment Policies

     It is a fundamental policy of the Fund, which may not be changed without the approval of the majority of the Fund's shares, that under normal circumstances at least 80% of the Fund's assets will be invested in Illinois Municipal Securities which generate income that is exempt, in the opinion of bond counsel, from federal income tax. While the Fund attempts, under normal market conditions, to invest all of its assets in Illinois Municipal Securities, and, under normal market conditions, must invest at least 65% of the value of all of its assets in Illinois Municipal Securities (excluding obligations of the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam), the Fund may temporarily invest up to 100% of its assets in taxable fixed-income securities or hold up to 100% of its assets in cash during periods of abnormal market conditions that dictate taking a defensive posture by investing in such taxable obligations or cash. In addition, pending the investment or reinvestment in Illinois Municipal Securities of proceeds of sales of shares or sales of portfolio securities or in order to avoid the necessity of liquidating portfolio investments to meet shareholder's redemption requests, the Fund may invest up to 20% of its assets in taxable fixed income securities or cash.

     The Illinois Municipal Securities in which the Fund invests consist of securities rated within the following grades assigned by Moody's Investors Service, Inc. ("Moody's"): Aaa, Aa, A and Baa for bonds; MIG-1 and MIG-2 for notes; Prime-1 and Prime-2 for commercial paper; or Standard & Poor's Corporation ("S&P"): AAA, AA, A and BBB for bonds; SP-1 and SP-2 for notes; A-1 or A-2 for commercial paper. The risk of default, including nonpayment of principal and interest, on securities rated below the three highest grades is somewhat higher than the risk of default on securities rated within the three highest grades. The Fund may also invest in Illinois tax-exempt industrial development bonds, if the securities, at the time of purchase, are rated investment grade quality by either Moody's or S&P. The Fund will not invest in Illinois Municipal Securities rated below investment grade by either S&P or Moody's. While ratings at the time of purchase will determine which Illinois Municipal Securities may be acquired by the Fund, a subsequent reduction in rating will not require the Fund to dispose of the securities. The Fund will not, however, hold Illinois Municipal Securities downgraded below investment grade to the extent such securities exceed 5% of the Fund's net assets. The Fund will purchase unrated Illinois Municipal Securities which have been determined to be of investment grade quality at the time of purchase by the Fund's Manager pursuant to guidelines established and maintained in good faith by the Board of Trustees of the Fund. Many issuers of tax-exempt securities which have characteristics of rated securities choose not to have their obligations rated. Although securities which are not rated are not necessarily of lower quality, the market for them may not be as broad as for rated securities, since many investors rely on rating agencies for credit appraisal. As a fundamental policy, the Fund may not invest more than 30% of its assets in unrated Illinois Municipal Securities. Also, the Fund will not invest more than 15% of the Fund's net assets in lease obligations, or in any other illiquid securities.

     Taxable obligations which the Fund may purchase for temporary liquidity purposes, or for temporary defensive purposes, may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities of issuers having, at the time of purchase, a rating within the four highest grades of Moody's or S & P; commercial paper rated Prime-1 or better by Moody's or A-1 or better by S & P; certificates of deposit of domestic banks, including foreign branches of domestic banks, which have capital, surplus and undivided profits of over $100 million; time deposits; bankers' acceptances, repurchase agreements and obligations of Illinois with respect to any of the foregoing investments. Interest earned from taxable obligations will be taxable to investors.

     The Fund also may purchase floating and variable rate demand notes from municipal and nongovernmental issuers. These notes normally have a stated maturity in excess of one year, but permit the holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will generally not adversely affect the tax-exempt status of these obligations. The Manager will rely upon the opinion of the issuer's bond counsel to determine whether such notes are exempt from federal and Illinois income taxation. The issuer of floating and variable rate demand notes nominally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the noteholders. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals, based upon a known lending rate. The Manager will monitor the creditworthiness of the issuers of floating and variable rate demand notes. The Fund will not invest in derivative financial instruments other than in connection with its hedging activities.

     The yields on Illinois Municipal Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Illinois municipal obligations market, the size of a particular offering, the maturity of the obligation and the rating of the issue or issuer. The ratings of Moody's and S&P represent their opinions as to the quality of the Illinois Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are general, and not absolute, standards of quality. Consequently, Illinois Municipal Securities of the same maturity, interest rate and rating may have different yields, while Illinois Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to their purchase by the Fund, particular Illinois Municipal Securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund.

     Medium-quality Illinois Municipal Securities (rated BBB or A by S&P or Baa or A by Moody's) are obligations of issuers that are considered to possess adequate, but not outstanding, capacities to service the obligations. Illinois Municipal Securities rated in the lowest category of investment grade debt (rated BBB by S&P or Baa by Moody's) may have speculative characteristics. Because many issuers of medium-quality Municipal Securities choose not to have their obligations rated by a rating agency, up to 30% of the Illinois Municipal Securities in the Fund's portfolio may be unrated. The Fund will only purchase unrated Illinois Municipal Securities which have been determined to be of investment grade quality at the time of purchase by the Fund's Manager pursuant to guidelines established and maintained in good faith by the Board of Trustees of the Fund. Investment in medium-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy, than investment in higher-quality debt securities. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds are more likely to experience difficulty in servicing their principal and interest payment obligations than is the case with higher grade bonds. Medium quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling the medium-quality debt securities in its portfolio.

     The Fund is a non-diversified investment company, but intends to comply with Subchapter M of the Internal Revenue Code. Because of the relatively small number of issuers of investment grade Illinois Municipal Securities, the Fund will probably use its ability as a non-diversified fund to invest a substantial portion of its assets in the securities of certain issuers which the Fund's Manager deems to be attractive investments, rather than invest in securities of a large number of issuers merely to satisfy diversification requirements. Although the Fund's Manager believes that the ability to invest a substantial portion of the investments of the Fund in particular issuers is advantageous when investing in Illinois Municipal Securities, such concentration involves an increased risk of loss to the Fund should the issuer be unable to make interest or principal payments or should the market value of such securities decline. Investment in a non-diversified investment company such as the Fund may therefore entail greater risks than investment in a "diversified" fund.

     The Fund may invest up to 10% of its total assets in the securities of other investment companies. Any investment by the Fund in securities issued by other investment companies will result in the duplication of certain fees and expenses.

Futures Contracts and Options

     The Fund may invest in financial futures contracts ("futures contracts") and related options thereon for hedging purposes. It is not the intent of the Manager to speculate in futures contracts and related options as an aggressive investment strategy, but rather as described below. The Fund may sell a futures contract or a call option thereon or purchase a put option on such futures contract if the Manager anticipates that interest rates will rise, as a hedge against a decrease in the value of the Fund's portfolio securities. If the Manager anticipates that interest rates will decline, the Fund may purchase a futures contract or a call option thereon or sell a put option on such futures contract to protect against an increase in the price of the securities the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. Purchase of a futures contract creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. A purchaser or seller of a futures contract is required to make daily payments of cash to reflect the change in the value of the underlying contract. The specific securities delivered or taken, respectively, at settlement date would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

     Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction prior to the expiration of the contract.

     Unlike a futures contract, which requires the parties to buy and sell a security on a set date unless offset, an option on a futures contract entitles its purchaser to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the purchaser decides not to enter into the contract, the premium paid for the option on the contract is lost if it expires. Since the cost of the option is fixed, there are no daily payments of cash by the purchaser to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a futures contract. The seller of the option, however, may be required to make daily maintenance margin payments to reflect the change in value of the underlying contract. The value of the option is reflected in the net asset value of the Fund.

     A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's portfolio securities. The risk of imperfect correlation may be increased by the fact that the Fund may trade in futures contracts on taxable securities and there is no guarantee that the prices of taxable securities will move in a manner similar to the prices of tax-exempt securities. The correlation may be distorted in part by the fact that the futures market is influenced by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions generally are minor and should diminish as the contract approaches maturity.

     Another risk is that the Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts in anticipation of an increase in interest rates, and then interest rates went down, causing bond prices to rise, the Fund would lose money, including transaction costs, on the sale.

     The Fund may not enter into futures contracts or purchase related options thereon if immediately thereafter the amount committed to initial margin plus the amount paid for premiums for unexpired options on futures contracts exceed 5% of the value of the Fund's total assets. Similarly, the Fund may not purchase or sell futures contracts or related options thereon if, immediately thereafter, more than one-third of its net assets would be hedged.

Forward Commitments

     The Fund may purchase new issues of Illinois Municipal Securities and other securities on a "when-issued" or delayed delivery basis, with delivery and payment for the securities normally taking place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on such securities are fixed at the time the buyer enters into the commitment. The Fund may enter into such "forward commitments" if it holds, and maintains until the settlement date in a segregated account with its custodian, cash or high-grade, short-term obligations in an amount sufficient to meet the purchase price. There is no percentage limitation on the Fund's total assets which may be invested in forward commitments. Forward commitments involve a risk of loss if the value of the Illinois Municipal Security or other security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Although the Fund will generally enter into forward commitments with the intention of acquiring Illinois Municipal Securities or other securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments, which profits or losses may constitute capital gains or ordinary income depending upon a number of factors, including the number of sales of such commitments.

Portfolio Turnover

     Portfolio transactions will be undertaken principally to accomplish the FundOs objective in relation to anticipated movements in the general level of interest rates, but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand for or supply of various types of Illinois Municipal Securities or changes in the investment objectives of investors.

     The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer mark-ups or underwriting commissions, and other transaction costs, on the sale of securities, including Illinois Municipal Securities, as well as on the reinvestment of the proceeds in other securities. The Fund anticipates that its annual portfolio turnover rate will not exceed 75%. Portfolio turnover rate for a fiscal year is the ratio of the lesser of the dollar amount of the purchases or sales of portfolio securities to the monthly average of the value of portfolio securities excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. Frequent changes in the Fund's portfolio securities may result in higher transaction costs for the Fund. See "Portfolio Transactions" in the Fund's Statement of Additional Information.

Repurchase Agreements

     The Fund may enter into repurchase agreements with respect to not more than 10% of its total assets (taken at current value), except when investing for temporary defensive purposes during times of adverse market conditions. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period and the seller would agree to repurchase such security at the Fund's cost plus interest within a specified time (generally one day). Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund. The Fund will not enter into any repurchase agreement in an amount which would jeopardize the Fund's status as a regulated investment company or its ability to distribute tax-exempt dividends. Although the Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions, it is the Fund's present intention to enter into repurchase agreements only with respect to obligations of the U.S. Government or its agencies or instrumentalities and with respect to Illinois Municipal Securities. The Fund's custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Fund's risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Manager, the risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. To the extent that proceeds from any sale upon a default are less than the repurchase price, however, the Fund could suffer a loss. In addition, the Fund may incur certain delays in obtaining direct ownership of the collateral.

     The Fund's Board of Trustees may change any of the foregoing policies that are not fundamental without an affirmative vote of a "majority of the Fund's outstanding voting shares" as defined in "Investment Objective, Policies and Restrictions" in the Fund's Statement of Additional Information.

                                Net Asset Value

     The net asset value per share of the Fund is determined by calculating the total value of the Funds' assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Fixed income securities are valued at the mean between the quoted bid and asked price. Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued at fair value as determined by Ranson Capital Corporation (the "Evaluator") pursuant to procedures adopted by the Board of Trustees using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. The Evaluator may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures utilized by the Evaluator and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees and are periodically reviewed by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost. Other assets are valued at fair value as determined in good faith by the Trustees of the Fund. The net asset value of the Fund is computed once daily as of 3:15 p.m. Central time on each day that the New York Stock Exchange is open for trading. The public offering price based thereon becomes effective as of the time of such computation. The New York Stock Exchange is closed on weekends and on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once each day if deemed desirable.

                              Purchase of Shares

     Shares may be purchased at the public offering price through any securities dealer having a sales agreement with Ranson Capital Corporation (the "Distributor"). Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor. These financial institutions will receive transaction fees that are the same as commissions to dealers and may charge their customers service fees relating to investments in the Fund. Purchase requests should be addressed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor. Such dealer or agent may place a telephone order with the Transfer Agent for the purchase of Fund shares. It is a dealer's or broker's responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased. Reference should be made to the wire order to ensure proper settlement of the trade. Payment must be received within three business days of the order or the trade may be cancelled and the dealer or broker placing the trade will be liable for any losses. The public offering price is the net asset value per share next determined plus a sales charge that will be a percentage of the public offering price and will vary as shown below. Current sales charge rates are:

                                 Sales Charge

                                                          As a Percentage of     Dealer Allowance
                                   As a Percentage of      Net Asset Value       as Percentage of
                                     Offering Price            Invested           Offering Price
Amount of Purchase
Less than $50,000                       4.25%                    4.44%                3.60%
$50,000 but less than $100,000          3.75%                    3.90%                3.15%
$100,000 but less than $250,000         3.25%                    3.36%                2.75%
$250,000 but less than $500,000         2.50%                    2.56%                2.00%
$500,000 but less than $1,000,000       1.50%                    1.52%                1.40%
$1,000,000 or more                      0.75%                    0.76%                0.70%

     The minimum initial investment is $1,000 and there is a $50 minimum on all additional investments (excluding reinvestment of dividends and capital gains). The Fund reserves the right to redeem Fund accounts that are reduced to a value of less than $1,000 (for any reason other than fluctuation in the market value of the Fund's portfolio securities or if as a result of the amount of an investor's initial purchase, the value of such an account is $1,000 or less). Should the Fund elect to exercise this right, the investor will be notified in writing before such redemption is processed that the value of the investor's account is less than $1,000 and that the investor will have sixty days to increase the account to at least the $1,000 minimum amount before the account is redeemed.

     Shares of the Fund may be sold at net asset value to the officers and Trustees of the Fund and to any employees of Ranson Capital Corporation or to members of their immediate families. Immediate family members shall include spouse, children, father, mother, brothers or sisters. Shares of the Fund may also be sold at their net asset value to broker-dealers having sales agreements with Ranson Capital Corporation and registered representatives and other employees of such broker-dealers, including their spouses and children; to financial institutions having sales agreements with Ranson Capital Corporation and employees of such financial institutions, including their spouses and children; and to any broker-dealer, financial institution, or other qualified firm which receives no commissions for selling shares to its clients.

     From time to time the Distributor may implement programs under which dealers and their representatives may be eligible to participate in which such firms may win nominal awards for certain sales efforts or under which the Distributor will reallow additional concessions to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the Distributor. These programs will not change the price that an investor pays for shares or the amount that the Fund will receive from such sale. In addition, the Fund and the Distributor may pay firms that sell the Fund's shares an annual service fee for administrative and shareholder services, as described under "The Distributor."

Letters of Intent

     An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more series of the Fund, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a nonbinding Letter of Intent which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.
After signing the Letter of Intent, each investment made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent. If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased. When an investor signs a Letter of Intent, shares of a series of the Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted. If the total purchases made by an investor under the Letter of Intent, less redemptions, equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed. In addition, if the total purchases exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional shares at the then current applicable offering price. If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and if after written notice to the investor, he or she does not pay the increased sales charge, sufficient restricted shares will be redeemed at the current net asset value to pay such charge. In connection with the determination of sales charges applicable to the purchase of shares of the Fund, the Letter of Intent program will take into account investments in shares of any other mutual fund carrying a sales load of which Ranson Capital Corporation is the Distributor.

Concurrent Purchases

     An investor or his or her dealer or agent must notify the Transfer Agent whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated by the Distributor at any time. For more information about quantity discounts, contact the dealer or agent from which this Prospectus was obtained or the Distributor.

Open Account Program/Certificates

     All investors in the Fund will be enrolled in an Open Account Program when they make their first investment in the Fund, unless they elect otherwise. Investors may then make additional purchases whenever they wish, but they are not obligated to make any additional investments. Whenever investors make an investment in the Fund, full and fractional shares will be purchased for their account at the next determined public offering price applicable to their purchase after the Fund receives their order.

     If an investor elects not to be enrolled in the Open Account Program by notifying the Transfer Agent in written form, he or she will be sent share certificates representing the full shares of the Fund and will be required to surrender the certificates to redeem such shares. Fund share certificates will be mailed within 10 days of an investor's request. Certificates will not be sent outside of the United States. Investors should promptly notify the Fund if certificates are not received. The Fund will not file a mail loss claim later than one year after the issuance of Fund share certificates. After one year, investors requesting replacement certificates may be required to post an insurance bond in the amount of 2% of the market value of the certificated shares.

                                Special Programs

Redemptions From Other Funds

     Shares of the Fund may be purchased at net asset value where the amount invested is documented to the Fund to be proceeds from the redemption of shares of mutual funds which do not impose a contingent deferred sales charge or redemption fee and where the investor paid an initial sales charge. Purchases must be made within 60 days of redemption date. The Fund reserves the right to modify or terminate this privilege at any time without notice.

Group Program

     The Fund has a group investment and reinvestment program (the "Group Program") which allows investors to purchase shares of a Series of the Fund with a lower minimum initial investment and with a lower sales charge if the investor and the Group Program of which he or she is a participant meet the cost saving criteria set forth below.

     Description of Group Program. If the investor's Group Program (such as an employee investment program) meets the requirements described below, a series of the Fund will modify the $1,000 initial investment requirement to such minimum investment as may be determined by the Fund. The sales charge set forth under "Purchase of Shares" for each purchase by a participant of a Group Program will be based on (i) the combined current purchases of such group of shares together with (ii) the combined net asset value of shares of such group at the time of such investment. The dealer or agent, if any, through which the Group Program was initiated will be entitled to a dealer concession or agency commission based on the sales charges paid by participants of such Group Program.

     Criteria for the Group Program. The cost savings criteria to the Fund that must be met in order for a Group Program to qualify for the benefits set forth above are:

            (a) The administrator of an investor's investment program must have entered into an agreement with the Distributor.

            (b) Such agreement must provide that the administrator must submit a single order and make payment with a single remittance for all investments during each investment period (e.g., each pay period or distribution period) by all investors who choose to invest through the Group Program.

            (c) Such agreement must provide that the administrator will provide the Transfer Agent with appropriate backup data for each participating investor in a computerized format compatible with the Transfer Agent's processing system.

     Additional Criteria for the Group Program. As further requirements for obtaining these special benefits under the Group Program, the Fund requires that investments be in the form of an Open Account (with no share certificates being issued), that all dividends and other distributions be reinvested in additional shares without any systematic withdrawal program described herein and that the minimum new investment in shares of the Fund by each participant in an employee investment program be at least $25 per month. The Fund reserves the right to modify or terminate this program at any time without notice.

Systematic Withdrawal Program

     The owner of $5,000 or more of shares of the Fund (which may not be in certificated form) may provide for the payment from his or her account of any requested dollar amount to his or her designated payee monthly, quarterly or annually. Sufficient shares will be redeemed from the investor's account for the designated amount so that the payee will receive it approximately the first of each month. Dividend distributions automatically will be reinvested under this program. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be terminated at any time by the investor. If an investor desires to utilize this program, he or she may so indicate on the Account Application included with this Prospectus.

     It ordinarily will be disadvantageous to an investor to purchase shares (except through reinvestment of distributions) while participating in a systematic withdrawal program because he or she will be paying a sales charge to purchase shares at the same time that shares are being redeemed upon which such investor may already have paid a sales charge. Therefore, the Fund will not knowingly permit an investor to make additional investments of less than $5,000 if an investor is at the same time making systematic withdrawals at a rate greater than the dividend distributions being paid on such investor's shares. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice, and investors may withdraw from the program at any time. The Fund reserves the right to modify or terminate this program at any time.

Preauthorized Investment Program

     An investor may establish an automatic investment program with his or her Fund account. With the Preauthorized Investment Program, monthly investments (minimum $50) are made automatically from an investor's account at a bank, savings and loan or credit union into such investor's Fund account. By enrolling in the Preauthorized Investment Program, the investor authorizes the Fund and its agents to take money out of his or her predesignated bank, savings and loan or credit union account and invest that money in his or her Fund account. If an investor also has expedited wire transfer redemption privileges with his or her Fund account, such investor must designate the same bank, savings and loan or credit union account for both the Preauthorized Investment Program and wire redemption programs. Any account owner may terminate this privilege simply by sending written notice to the Transfer Agent. Termination will become effective as soon as the Transfer Agent has had a reasonable time to act upon the request. The Preauthorized Investment Program may not be used with passbook savings accounts. The redemption proceeds of Fund shares purchased by the Preauthorized Investment Program may be delayed up to 15 days after this purchase date. If an investor desires to utilize this program, he or she may so indicate on the Account Application included with this Prospectus. The Fund reserves the right to modify or terminate this program at any time.

Rights of Accumulation

     A purchase of shares may qualify for a cumulative quantity discount. The applicable sales charge will be based on the total of:

            (a) the investor's current purchase; and

            (b) the net asset value (at the close of business on the previous day) of the shares of the Fund held by an investor.

     For example, if an investor owned shares worth $40,000 at the current net asset value and purchased an additional $10,000 of shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

     To qualify for the cumulative quantity discount on a purchase through a broker-dealer, when each purchase is made, the investor or broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

Reinstatement Privilege

     An investor who has redeemed shares of the Fund may reinvest up to the full amount of such redemption at net asset value at the time of reinvestment. An investor using this privilege a year or more after such investor redeemed shares of the Fund must file a new account application and provide proof that such investor was a shareholder of the Fund. See "Dividends and Taxes" regarding the potential tax implications of exercising this privilege. The Fund reserves the right to modify or terminate this privilege at any time without notice.

                              Redemption of Shares

     Upon receipt of a redemption request in proper form addressed to the Transfer Agent, shares of the Fund will be redeemed by the Fund. It is a broker's or dealer's responsibility to promptly forward the redemption requests to the Transfer Agent for shares being redeemed in order for shareholders to receive the next determined net asset value. The redemption price for shares of the Fund is based on the net asset value per share next determined after receipt of the redemption request. Redemption requests must be in writing, accompanied by any issued certificates (for investor protection, certificates should be sent by registered mail). Redemption requests and any certificates or stock power must be endorsed by all registered owners with signatures guaranteed by a member firm of a national securities exchange or by a commercial bank, savings and loan association or trust company. Further documentation may be requested from corporations, executors, administrators, trustees or guardians.

     Alternatively, an investor may place an order to sell shares (whether in certificate or book entry form) through his or her dealer or agent which has a sales agreement with the Distributor and from which this Prospectus was received, which dealer or agent will telephone such request to the Distributor. The investor will receive the net asset value next determined after the Distributor receives such sell order from the dealer or agent. The Fund does not charge for this transaction.

     Whether shares are redeemed by the Fund or sold through an investor's dealer or agent, a check for the proceeds ordinarily will be mailed to an investor or his or her dealer or agent within three business days after a redemption request or repurchase order and Share certificates (if any) are received in proper form as set forth above.

     If a request to redeem shares is received shortly after the purchase of such shares, the Fund will not mail the proceeds until checks received for the purchase of shares have cleared, which may take up to 15 days from the purchase date. The proceeds of a redemption may be more or less than the cost of the shares.

     The right of redemption or resale of the Fund shares may be suspended or the date of payment postponed during any period when the New York Stock Exchange is closed.

                              Dividends and Taxes

Dividends

     The Fund will declare distributions on a daily basis to shareholders of record on the date of each declaration and will pay such distributions on a monthly basis. The monthly distribution will be composed of the investment income earned by the Fund less the expenses of the Fund plus all or a portion of net short-term capital gains (such net short-term capital gains reduced by net long-term capital losses, if any, and carryover capital losses from previous years) realized by the Fund on transactions in securities. The Fund will also declare and make distributions of net long-term capital gains, if any, at least annually. Net long-term capital gain distributions consist of the realized long-term capital gains on transactions in securities of the Fund, net of certain realized capital losses and less certain carryover capital losses from previous years.

     The Fund automatically will credit monthly distributions and any capital gain distributions to an investor's account in additional shares of the Fund valued at net asset value on the date such distributions are payable, without sales charge, unless an investor elects to the Transfer Agent of the Fund to have distributions received in cash. Distributions that are reinvested are treated as cash distributions for income tax purposes. If an investor elects to change the method of distribution, such change will be effective only with regard to distributions for which the payment date is seven or more business days after the Transfer Agent has received the written request.

     A check will be generated on the date on which distributions are payable for dividends to be received in cash. An investor can expect to receive this check within seven days. If the U. S. Postal Service cannot deliver the check, or if the checks remain uncashed for six months, the dollar amount of such distributions will be held in a non-interest bearing account for the benefit of the investor and all future dividends found to be undeliverable or uncashed for six months will be similarly held.

     Distribution checks may be sent to parties other than the investor. The Transfer Agent of the Fund can provide investors with a "Dividend Order" form for such purposes.

After the Transfer Agent receives this completed form with a signature guarantee, distribution checks will be sent to the bank or other person designated as an investor.

Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies and timely distributes to shareholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to shareholders. In addition, to the extent the Fund distributes to shareholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." The Fund intends to timely distribute its taxable income (including any net capital gains) to avoid the imposition of federal income tax or the excise tax. If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its taxable income for that year, and distributions to shareholders of the Fund would be taxable to such shareholders as ordinary income to the extent of the earnings and profits of the Fund, including distributions that would otherwise qualify as exempt-interest dividends. In addition, the Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Code) to shareholders; the Fund's dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year of the Series, at least 50% of the value of the Fund's total assets consists of tax-exempt municipal securities.


     Exempt-interest dividends distributed to shareholders generally are excluded from gross income for federal income tax purposes, except in the case of certain substantial users of facilities financed with proceeds of bonds owned by the Fund and related persons of such substantial users. Such exempt-interest dividends may be taken into account in determining the alternative minimum tax, as discussed hereinafter. The percentage of income that is tax-exempt is applied uniformly to all distributions made during each calendar year and thus is an annual average for the Fund rather than a day-by-day determination for each shareholder whether received in shares or in cash. The percentage of all distributions of earnings other than exempt-interest dividends paid by the Fund, such as net investment income received from investments in debt securities other than tax-exempt municipal securities, and any net realized short-term capital gains (including certain amounts deemed distributed) will generally be taxable to the shareholders as ordinary income. Any distribution of net related long-term capital gains (including amounts deemed distributed) which are properly designated as capital gain dividends by the Fund will generally be subject to federal taxation as long-term capital gains ("long-term capital gain distributions"), regardless of the length of time the investor has held such shares. As discussed below, the Taxpayer Relief Act of 1997 (the "1997 Act") reduces the maximum stated marginal tax rate for capital gains for non-corporate taxpayers for certain investments held for more than 18 months to 20% (10% in the case of certain taxpayers in the lowest tax bracket), while the maximum stated marginal tax rate for other long-term capital gains of non-corporate taxpayers remains at 28%. The 1997 Act provides that the application of these rules in the case of pass-through entities such as the Fund will be prescribed in future U.S. Treasury Regulations. Accordingly, shareholders should consult with their own tax advisors as to the tax rate applicable to capital gain dividends. Distributions to shareholders will be taxed to shareholders in the manner described above, regardless of whether the shareholder reinvests such distributions in additional shares.

     "The Revenue Reconciliation Act of 1993" (the "1993 Tax Act") subjects tax-exempt municipal securities to the market discount rules of the Code effective for municipal securities purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule. Market discount can arise based on the price the Fund pays for municipal securities. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while the Fund holds a municipal security would be recognized as ordinary income by the Fund when principal payments are received on the municipal security, or upon sale or at redemption (including early redemption), unless the Fund elects to include market discount in taxable income as it accrues. Distributions to shareholders of the Fund, to the extent of any market discount that is included in the Fund's taxable income, would be taxable to shareholders as ordinary income.

     For both individuals and corporations, interest paid on certain "private activity bonds" issued on or after August 8, 1986 shall be treated as an item of tax preference and may, therefore, be subject to the alternative minimum tax.
To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends paid by the Fund will be treated as interest on private activity bonds to the extent of the proportionate amount of interest on such private activity bonds received by the Fund. Such exempt-interest dividends constitute a tax preference item subject to both the individual and corporate alternative minimum tax. The Fund will annually supply shareholders with a report indicating the percentage of Fund income attributable to bonds subject to the alternative minimum tax.

     Exempt-interest dividends received by a shareholder which are not with respect to certain "private activity bonds" are not treated as a tax preference item. However, for certain corporate shareholders such dividends will be included in the computation of an adjustment item used in determining such corporation's alternative minimum tax. The adjustment item is 75% of the excess of such corporate shareholder's "adjusted current earnings" over its other alternative minimum taxable income with certain adjustments. Although exempt-interest dividends received by a shareholder will not be included in the gross income of corporations for federal income tax purposes, "adjusted current earnings" include all tax-exempt interest, including exempt-interest dividends received from the Fund. Corporate shareholders are advised to consult their tax advisors with respect to the tax consequences of the alternative minimum tax and the branch profits tax under Section 884 of the Code.

     All taxpayers are required to disclose to the Internal Revenue Service on their tax returns the amount of tax-exempt interest earned during the year including exempt-interest dividends from the Fund.

     For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. In particular, net capital gain, excluding net gain from property held more than one year but not more than 18 months and gain on certain other assets, is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Net capital gain that is not taxed at the maximum marginal stated tax rate of 20% (or 10%) as described in the preceding sentence, is generally subject to a maximum marginal stated tax rate of 28%. The date on which a share is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the share. Generally, capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Net short-term capital gain is taxed at the same rates as ordinary income. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

     The 1997 Act includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Shareholders should consult their own tax advisors with regard to any such constructive sales rules.

     The hedging activities and transactions in options and futures contracts of the Fund are subject to special tax provisions that may accelerate or defer recognition of certain taxable gains or losses, or alter the holding periods of certain of the Fund's securities, or convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Recognition of unrealized taxable gains by the Fund under the "mark to market" rules of the Code may increase the difficulty of compliance with requirements which must be satisfied in order for the Fund to continue to qualify as a regulated investment company, thus requiring the Fund to limit its hedging activities.

     Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by the Fund (and received by the shareholders) on December 31 of the year such dividends are declared.

     Distributions from the Fund will not generally be eligible for the dividends received deduction for corporations.

     The Fund is required by law to withhold a specified percentage of taxable dividends and certain other payments, including redemption payments, paid to non-corporate investors who do not certify to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and in certain other circumstances as may be required by the Code.

     Under Section 86 of the Code, up to 50% of a social security recipient's benefits may be included in taxable income for a benefit recipient if the sum of his adjusted gross income, income from tax-exempt sources such as tax-exempt bonds and distributions made by the Fund plus 50% of his social security benefits exceeds certain base amounts. Exempt interest dividends from the Fund are still excluded from gross income to the extent described above; it is only included in the calculation of whether a recipient's income exceeds certain established amounts.

     Redemption of shares of the Fund will be a taxable transaction for federal income tax purposes and such investors will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that investors hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long-term if investors have held such shares for a period of more than one year. In the case of shareholders holding shares of the Fund for six months or less and subsequently selling those shares at a loss after receiving an exempt-interest dividend, the loss will be disallowed to the extent of the exempt-interest dividends received. If such loss is not entirely disallowed, it will be treated as a long-term capital loss to the extent any long-term capital gain distribution is made with respect to such shares during the six-month period or less that the investor owns the shares. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares or the acquisition of a contract or option to acquire securities that are substantially identical to Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes. In addition, an investor cannot take into account any sales or similar charge incurred in acquiring shares of the Fund (a "load charge," such charge does not include amounts paid with respect to the reinvestment of mutual fund share dividends) in computing gain or loss on the sale of shares of the Fund if the investor sells such shares within 90 days of the date the shares are acquired and the investor obtains and subsequently exercises the right to reinvest in shares of any mutual fund without the payment of a load charge or with the payment of a reduced charge (however, such charges shall be treated as incurred in connection with the reinvestment in shares).

     In addition, it should be noted that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Shareholders of the Fund should consult with their tax advisors regarding the potential effect of this provision on their investment in shares of the Fund.

     Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Fund or are "related persons" to such users; such persons should consult their tax advisors before investing in the Fund.

     Under the code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the Fund so long as the shares are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the shares are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) shareholders in excess of the distributions received by the Fund.

     State and Local Tax Aspects. Dividends which are derived from interest on debt obligations of Illinois, its political subdivisions, municipalities, agencies and authorities, whether or not the interest on such debt obligations is exempt from the Illinois income tax, will be taxable for Illinois income tax purposes to shareholders of the Fund. However, to the extent that exempt-interest dividends are derived from interest on obligations of the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam that is exempt from Illinois income tax, such dividends will also qualify as exempt from the Illinois income tax. As discussed earlier, the Fund may invest up to 100% of its total assets in Illinois Municipal Securities which are subject to Illinois state income taxes. Any exempt-interest dividends and dividends taxable for federal income tax purposes as ordinary income will be taxable for Illinois income tax purposes to the shareholders of the Fund. Distributions treated as long-term capital gains for federal income tax purposes will generally receive the same characterization under Illinois law.

     As described above with respect to Illinois income taxation, the exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. Taxpayers should consult their own advisors regarding the consequences under such taxes with respect to the purchase, ownership, and disposition of shares of the Fund.

     The tax discussion set forth above is for general information only. Annually, shareholders of the Fund receive information as to the tax status of distributions made by the Fund in each calendar year. The foregoing relates to federal income taxation to United States persons and to Illinois income taxation as in effect as of the date of this Prospectus. Investors should consult their own tax advisors regarding the federal, state, local, foreign and other tax consequences of an investment in the Fund, including the effects of any change, including any proposed change, in the tax laws.

                        Description of Shares and Rights

     The Fund's Agreement and Declaration of Trust ("Trust Agreement") permits its Trustees to issue an unlimited number of shares, without par value, from each Series that is designated by the Board of Trustees. Each share of a Series represents an equal proportionate interest in the assets and liabilities belonging to the Series with each other share of such Series and is entitled to such dividends and distributions out of the income belonging to the Series as are declared by the Trustees. The shares do not have cumulative voting rights nor any preemptive rights. In case of a liquidation, subject to the rights of creditors, the holders of the shares of the Series being liquidated will be entitled to receive a distribution out of the net assets belonging to the Series being liquidated. Should additional Series be designated by the Board of Trustees, the net asset value of the shares of each of such Series will be computed based only upon the net assets of each such Series.

     Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Fund as does a partner of a partnership. The Trust Agreement contains an express disclaimer of liability on the part of Fund shareholders and provides that the Fund shall assume the defense on behalf of its shareholders. Thus, the risk of Fund shareholder liability is slight and limited to a circumstance where a Series itself is unable to meet its obligations.

     As a Massachusetts business trust, the Fund is not required to and does not intend to hold annual shareholders' meetings. However, the Trust Agreement provides for Fund shareholder voting with respect to certain matters, including:
(a) the election or removal of Trustees if a meeting is called for that purpose;
(b) any contract as to which shareholder approval is required by the Investment Company Act of 1940, as amended (the "1940 Act"); (c) any termination or reorganization of the Fund or any Series of the Fund to the extent provided in the Trust Agreement; and (d) any amendment of the Trust Agreement (other than amendments designating new Series, changing the name of the Fund or any Series of the Fund, supplying any omission, curing any ambiguity, or curing, correcting or supplementing any provisions inconsistent with the 1940 Act or the Code). Meetings of shareholders may be called upon written application specifying the purpose of the meeting by shareholders holding at least 25% (or 10% if the purpose of the meeting is to determine if a Trustee is to be removed from office) of the shares then outstanding. In connection with the shareholders' right to remove a Trustee, shareholders will be assisted with their communications in such matter.

                                Fund Management

     The business and affairs of the Fund will be managed under the direction of the Board of Trustees. The Trustees are subject to the fiduciary responsibilities imposed by the laws of the Commonwealth of Massachusetts. Subject to the Trustees' authority, Ranson Capital Corporation, a Kansas corporation, 1 North Main, Minot, North Dakota 58703, the Manager, will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. Ranson Capital Corporation is also the investment adviser of the Fund and will perform certain evaluations of the securities held by the Fund. The Fund will pay the Manager a monthly management and investment advisory fee equivalent on an annual basis to
 .50 of 1% of its average daily net assets.

     Overall portfolio management strategy for the Fund is determined by the Manager under the general supervision and direction of Robert E. Walstad, the President of the Fund and the Manager since January 5, 1996. Mr. Walstad is also the President of five other open-end funds and of ND Money Management, Inc., their investment adviser, and has supervised and directed the management of their portfolios since they commenced operations. Mr. Walstad started in the securities business with Paine Webber in 1972 as a retail broker. He became branch manager with Dean Witter Reynolds in 1977 and spent ten years in that capacity. In 1987, Mr. Walstad founded ND Holdings, which is also sponsor of Integrity Mutual Funds. The day-to-day management of the Fund, including credit analysis and the execution of portfolio transactions, is the responsibility of a portfolio management team, consisting of Monte L. Avery and W. Dan Korgel.
Mr. Avery started in the securities business with Paine Webber in 1981 as a retail broker transferring to Dean Witter in 1982. In 1988, Mr. Avery joined First American Bank & Trust (Minot, ND) to help start their Invest Center. He transferred back to Dean Witter in 1993 until joining ND Holdings in 1995.
Mr. Avery is responsible for the daily pricing of the Integrity Mutual Funds as well as their portfolio trading. He is also portfolio manager for the Integrity Fund of Funds. Mr. Korgel was employed in the trust banking business for 12 years prior to joining ND Holdings. He was with the trust department of First American Bank & Trust (Minot, ND) for two years as head of investments and operations. He joined ND Holdings in May 1988, and is the portfolio manager of four of the mutual funds which are sponsored by ND Holdings. He is responsible for the daily portfolio management of those funds. He is also Corporate Treasurer for ND Holdings. All portfolio management decisions are subject to weekly review by Mr. Walstad and to quarterly review by the Fund's Board of Trustees.

     The Manager is a broker-dealer registered with the Securities and Exchange Commission and a wholly-owned subsidiary of ND Holdings, Inc., a North Dakota corporation. The Manager was formed in 1990 and is also the investment adviser for The Kansas Municipal Fund, The Kansas Insured Intermediate Fund, The Nebraska Municipal Fund and The Oklahoma Municipal Fund, which had on June 30, 1997 current net asset values of approximately $127,000,000, $25,000,000, $28,000,000 and $6,000,000, respectively. The Manager has not retained the right to withdraw from the Fund the use of the name "Ranson," but the Manager may grant the use of the name "Ranson" to another investment company.

     Under the terms of the Management and Investment Advisory Agreement, the Manager has agreed to pay all expenses of the Fund, including the Fund's management and investment advisory fee and the Fund's administrative and accounting services fees (but excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund's average daily net assets on an annual basis up to the amount of the investment advisory and management fee payable by the Fund to the Manager. Reimbursements by the Manager for such Fund expenses will be paid monthly based on annualized year to date expenses. All other expenses shall be paid by the Fund. From time to time and subject to discontinuance at any time, the Manager may voluntarily assume certain expenses of the Fund. This will have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors. The Fund's expenses include, among others, taxes, brokerage fees and commissions, if any, fees of Disinterested Trustees, expenses of Trustees' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of issue and sale of shares (to the extent not borne by the Distributor), expenses of printing and mailing certificates, association membership dues, charges of the Fund's custodian, and bookkeeping, auditing and legal expenses, and the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission, registering or qualifying its shares under state securities laws and the expenses of preparing and mailing prospectuses and reports to shareholders.

     ND Resources, Inc. ("Resources"), a wholly-owned subsidiary of ND Holdings, Inc., a North Dakota corporation, acts as the Fund's administrative and accounting services agent. For these services, Resources receives an administrative and accounting services fee payable monthly from the Fund equal to the sum of (i) $2,000 per month and (ii) 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million of average daily net assets, 0.04% of the Fund's average daily net assets on an annual basis for the Fund's next $50 million of average daily net assets, 0.03% of the Fund's average daily net assets on an annual basis for the Fund's next $100 million of average daily net assets, 0.02% of the Fund's average daily net assets on an annual basis for the Fund's next $300 million of average daily net assets, and 0.01% of the Fund's average daily net assets on an annual basis for the Fund's average daily net assets in excess of $500 million, together with reimbursement of Resources' out-of-pocket expenses. This fee and reimbursement are in addition to the investment advisory and management fee received by the Manager, which is also indirectly owned by ND Holdings, Inc., from the Fund.

     The Board of Trustees has the authority, without shareholder approval, to determine who will perform the following services for the Fund: securities evaluator; custodian of the Fund's securities and cash; and, dividend disbursing, administrative and accounting services agent.

     In effecting purchases and sales of the Fund's portfolio securities, the Manager and the Fund may place orders with and pay brokerage commissions to brokers which are affiliated with the Fund, the Manager, the Distributor or selected dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Manager and the Fund may take into account whether the firm has sold or is selling shares of the Fund. Subject to rules adopted by the Securities and Exchange Commission, the Fund may also purchase municipal securities from other members of underwriting syndicates of which the Distributor or other affiliates of the Fund are members.

                                The Distributor

     Shares of the Fund are offered on a continuous basis through Ranson Capital Corporation, a Kansas Corporation, 1 North Main, Minot, North Dakota 58703. Pursuant to a Distribution and Services Agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. In addition to agreements with securities dealers, the Distributor may enter into agreements with banks or bank affiliates with respect to the sale of shares of the Fund. Under the Glass-Steagall Act, banks and bank affiliates are prohibited from underwriting Fund shares; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In the event the Glass-Steagall Act should prevent banks or bank affiliates from acting in any capacity or providing investor administrative and shareholder services, the Fund's Trustees will consider what action, if any, is appropriate in order to provide efficient services to the Fund. It is anticipated that a termination of a relationship with a bank or bank affiliate would not result in a loss to investors or a change in net asset value.

     Under the Distribution and Services Agreement between the Fund and the Distributor, the Distributor pays the expenses of distribution of the Fund's shares, including preparation and distribution of literature relating to the Fund and its investment performance and advertising and public relations material. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission and of sending prospectuses to existing shareholders. The Distributor will permit their officers and employees to serve without compensation as Trustees and officers of the Fund if duly elected to such positions. The Fund will pay the cost of qualifying and maintaining qualification of the shares for sale under the securities laws of the various states if necessary. In addition, under the plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 and under which the Fund will pay some costs of the distribution of its shares, the Fund will pay the Distributor .25% of the average daily net assets of the Fund (which may exceed the distribution expenses incurred by the Distributor) and the Distributor may in turn pay firms that sell the Fund's shares an annual service fee of up to .25% of average daily net assets of customer accounts in existence for more than one year to compensate such firms for providing administrative and shareholder services (which amount may exceed the actual cost of providing such administrative and shareholder services) or use some or all of such payment to pay other distribution expenses which otherwise would be payable by the Distributor.

     The Distribution and Services Agreement continues in effect from year to year if specifically approved at least annually by the shareholders or Board of Trustees of the Fund and by the Fund's disinterested Trustees in compliance with the Investment Company Act of 1940. The agreement may be terminated without penalty upon sixty days' written notice by the Fund or ninety days' written notice by the Distributor and will automatically terminate if it is assigned.

                        Shareholder Services and Reports

     First Western Bank & Trust serves as Custodian of the Fund and will have custody of all securities and cash of the Fund and will attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

     ND Resources, Inc. is the Transfer Agent for the Fund and will perform bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. When an investor makes an initial investment in the Fund, an account will be opened on the Fund's books and the investor will receive a confirmation of the opening of the account. An investor will receive monthly statements giving details of all activity in his or her account and will receive a statement whenever investments in or withdrawals from such account are made. The statement with tax information for the year will be mailed to investors by January 31 and will also be filed with the Internal Revenue Service.

     As a rule, the Fund will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate will be issued for any or all of the full shares credited to an investor's account. Share certificates which have been issued may be returned at any time.

     Investors will receive annual financial statements, together with a report of independent auditors, and semiannual unaudited financial statements. Investors will also receive notices of shareholders' meetings. Shareholder inquiries regarding their account should be directed to the Transfer Agent.

                      Calculation of Fund Performance Data

     From time to time, the Fund may advertise several types of performance information. These are "current yield," "tax equivalent yield," "average annual total return" and "total return." Each of these figures is based upon historical results and is not necessarily representative of the future performance of the Fund.

     Current yield is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the maximum public offering price at the end of the evaluation period.

     Tax equivalent yield is determined by dividing that portion of current yield which is tax-exempt by one minus a stated combined state and federal income tax rate and adding that portion of the current yield, if any, that is not tax-exempt.

     The Fund's distribution return is computed by dividing the income per share by the number of days in the current month, and the quotient is multiplied by
365. The result is divided by the average offering price per share on the last day of the month.

     Average annual total return and total return figures measure both the net investment income generated by the Fund and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the portfolio of the Fund for the period in question, assuming the reinvestment of all dividends and capital gains distributions. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the
Fund). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question.

     From time to time, the Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes and may also be compared to the performance of other fixed income or government bond mutual funds or mutual fund indexes as reported by entities such as Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely recognized independent mutual fund reporting service. Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

     The Fund's shares are sold at net asset value plus a maximum sales charge of 4.25% of the offering price. While the maximum sales charge is normally reflected in the Fund's performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. The Fund's returns and net asset value will fluctuate. Shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost.

                             Summary of Procedures

     The following summary is intended as a reference guide for investors. It is not intended to be comprehensive. Investors should read the main body of the Prospectus and consult with their dealer, agent or the Fund's customer service representatives as necessary.

Purchases

     Initial investments of $1,000 or more and an account application (indicating phone order information as applicable) should be mailed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor or directly mailed to the Transfer Agent. Investors qualifying for reduced initial minimum investments or reduced sales charges should indicate their qualification on the application. Additional investments should be sent to the same address. Investors should include the purchase form from the bottom of their monthly statement and should include their account number on the check.

     Checks should be made payable to The Illinois Municipal Fund.

Redemptions

     Redemption Requests must be signed by all registered owners, accompanied by signature guarantee(s). Fund shares held in certificate form must be submitted in proper form to effect redemption. The Transfer Agent may request such other documentation from corporations, executors, administrators, trustees or guardians as is deemed necessary to determine the authority of the individual making the request.

     Redemption Requests and Other Transfer Agent Inquiries should be sent to the Fund, c/o the Transfer Agent.

Other

     Address Changes: A new address should be indicated on the remittance advice on the bottom of an investor's monthly statement (or on a copy of the monthly statement) and mailed to the Transfer Agent at the above address. All other requests must be signature guaranteed.

     Registration Changes: A new account is opened whenever there is a change in registration. Therefore, the procedures for redemption by mail should be followed indicating the requested registration changes. Shares will be transferred to the new account at net asset value on the same date as the closing of the old account.

                Sales Information, Performance Data, Prior Days'
                       Offering Price and Net Asset Value
                     Call (701) 852-5292 Or (800) 601-5593

          For Information on Account Balances and all Other Inquiries
                              Call (800) 601-5593

Initial Application          Ranson Managed Portfolios--
                                                     The Illinois Municipal Fund

Account Application
Mail To:  The Illinois Municipal Fund, P.O. Box 759, Minot, North Dakota 58702
--------------------------------------------------------------------------------

1. Account Registration (Please print)-Note: The name(s) and address shown below must read exactly in accordance with the registration of Shareholder Account (if any) currently on file.

    [_]  Individual or joint* account

    _______________________________     _______________________________
    Name                                Joint Owner's name

    *Joint tenants with rights of survivorship, unless you specify otherwise.

    [_]  Check here if purchaser is employee of Broker/Dealer.
    [_]  Gift or transfer to a minor (UGMA/UTMA)
    ___________________ as custodian for ____________________under the _________
    Custodian's name                     Minor's name                  State
    Uniform Gifts/Transfers to Minors Act

    [_]  Trust
    __________________________________________ as trustee(s) of ________________
    Trustee's name(s)  Name of trust agreement                  Date of trust
                                                                agreement

    Please include copy of first and last page of trust agreement.

    [_]  Corporation/other entity

    ___________________________________  _______________________________________
    Name of corporation or other entity  Type of organization (i.e. corporation, non-profit, partnership)

    Please attach a certified copy of your corporate resolution showing the person(s) authorized to act on this account.

    Address: _______________________   City, State, Zip: _______________________
    Day telephone number: _________________________

--------------------------------------------------------------------------------

2.  Initial Investment
    _____ Check Enclosed for $__________ (Minimum Initial Investment is $1,000, thereafter $50.) Make Check Payable to The Illinois Municipal Fund.

    _____ The Dealer Firm Named Below Ordered My Initial Purchase of _____
          Shares by Wire on ______________
                                 Date

    _____ Reinvestment of [_] Principal and Interest   [_] Principal Only

--------------------------------------------------------------------------------

3. Dividend and Distribution Options. All dividends and capital gains reinvested unless indicated.

                     Dividends              Capital Gains
                     [_]  Reinvest          [_]  Reinvest
                     [_]  Cash              [_]  Cash

    All cash distributions to shareowner of record unless indicated below

    Name ________________________________________________________________
    Address _____________________________________________________________
    City ___________________________________ State ___________ Zip ______
    Account number (if applicable) _________________ Attach voided check if payable to your bank account.

--------------------------------------------------------------------------------

4.  Letter of Intent

    I request establishment of a Letter of Intent to purchase shares of Ranson Managed Portfolios--The Illinois Municipal Fund as described in this Prospectus. These shares will be purchased over a thirteen-month period; the aggregate amount of these purchases will be at least equal to the amount indicated below:

    ____ $50,000  ____ $100,000  ____ $250,000  ____ $500,000  ____ $1,000,000

    ____ This is an amended Letter of Intent

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.  Rights of Accumulation

    If this account qualifies for a reduced sales charge under the Rights of Accumulation as described in this Prospectus, please give the following information:

    Account Number of Related Accounts         Relationship to Investor
    __________________________________      _______________________________
    __________________________________      _______________________________
    __________________________________      _______________________________

--------------------------------------------------------------------------------

6.  Systematic Withdrawal Plan

    _____ Systematic Withdrawal (Available only for accounts of $5,000 or more)--Redeem sufficient shares on or about the 24th of the month and send check to the owner listed above: _____ Monthly: _____ Quarterly (Jan., Apr., July & Oct.) for $________ (Minimum $50). The first redemption to take place on the 24th of (indicate month) __________ (Note: All distributions from the Fund must be reinvested)

    _____ Payment to a Different Payee or Account (Optional)--If systematic withdrawal checks are to be payable to person or address other than as registered above, make checks payable to:

    Name _____________________________________________________________________
    Address __________________________________________________________________
    City ________________________________    State ____________   Zip ________
    Account Number _________________________ (if applicable)

--------------------------------------------------------------------------------

7.  Preauthorized Investment Program

    I hereby authorize the Transfer Agent to draw from my account monthly beginning on the [_] 5th or [_] 20th of ____________________

      Amount (minimum $50)          Name of Bank                ABA Number
    _______________________     _____________________     _____________________

               Bank Address                         Bank Account No.
    ____________________________________  ____________________________________

    Name shown on bank records
    __________________________________________________________________________

    Attached is one of unsigned checks marked "Void" to ensure the correct encoding.

    __________________________________     __________________________________
    Signature                     Date     Signature Co-depositor        Date

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  Your Signature and Tax Certifications

    See enclosed substitute Instructions and Important Notice. The Fund reserves the right to refuse to open an account without either a certified taxpayer identification number ("TIN") or a certification of foreign status. Failure to provide the tax certifications in this section may result in backup withholding on payments relating to your account and/or in your inability to qualify for treaty withholding rates.

    ________________________________    OR    ________________________________
        Social Security Number                 Employer Identification Number

    I am a citizen of:  [_] U.S.  [_] _______ My Country of residence for tax
    purpose is:    [_] U.S.  [_] _______

    Check one of the following:

    [_] The number shown above is my correct TIN. I am not subject to backup withholding due to underreporting of interest or dividend income either because no notification has been received from the IRS or because the IRS has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding, please cross out the second sentence.)

    [_] Awaiting TIN. A TIN has not been issued to me, but I am in the process of applying for a TIN from either the appropriate Internal Revenue Service Center or Social Security Administration Office. I understand that if I do not provide a TIN to the Fund within 60 days, the Fund is required to commence backup withholding until I provide a certified TIN. I am not subject to backup withholding due to underreporting of interest or dividend income either because no notification has been received from the IRS or because the IRS has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding, please cross out the third sentence.)

    [_] Exempt Recipient. I am an Exempt Recipient. The instructions give a list of the most common Exempt Recipients. (You should still provide a TIN.)

    [_] Exempt Foreign Person. I am an Exempt Person as explained in the instructions.

    Under the penalties of perjury, I certify that (1) the information provided on this application is true, correct and complete, (2) I have read the prospectus for the Fund in which I am investing and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

                                                Date: ________________________

    _______________________________            _______________________________
             Signature                                    Signature

--------------------------------------------------------------------------------

9.  Broker/Dealer Use Only:  (Please Print)            Ranson Dealer #

    We hereby submit this application for the purchase of shares of The Illinois Municipal Fund indicated in accordance with the terms of our selling agreement with Ranson Managed Portfolios and with the prospectus for The Illinois Municipal Fund. We agree to notify Distributor of any purchase made under a letter of intent or right of accumulation.

    Wire Order Only: The attached check for $___________ should be applied against wire order

    Confirmation Number ______________ Dated ___________ For __________ Shares

    Securities Dealer Name ____________________________________________________
    Main Office Address
    Branch #_____________ Rep #__________ Representative Name __________________
    Branch Address _______________________________ Telephone Number ____________
    Authorized Signature, Securities Dealer _____________________ Title ________

    [_] Check here if purchaser is employee of Broker/Dealer.

    ____________ Account No. ____________ Salesman's Last Name ________ R.R. No.

    Accepted: Ranson Managed Portfolios By ______________________ Date _________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10.  Additional Information

     Each time there is a transaction in a shareholder account, the shareholder will receive a confirmation statement showing the current transaction.

     Certificates can be issued for full shares only. These certificates will be sent to the shareholder only upon specific request.

     The method of delivery of share certificates is at the option and risk of the shareholder. If sent by mail, registered and insured mail is suggested.

     All correspondence regarding shareholder accounts should be addressed to the Fund, c/o ND Resources, Inc., P.O. Box 759, Minot, North Dakota 58702.

     This form is not authorized for distribution to prospective purchasers of shares of the portfolio in states where such shares are not qualified for sale.

--------------------------------------------------------------------------------

================================================================================

                      Fund Manager and Investment Adviser
                          RANSON CAPITAL CORPORATION
                                 1 North Main
                           Minot, North Dakota 58703

                                Transfer Agent
                              ND RESOURCES, INC.
                                 1 North Main
                           Minot, North Dakota 58703

                                   Custodian
                          First Western Bank & Trust
                              900 South Broadway
                          Minot, North Dakota  58701

                             Independent Auditors
                        BRADY, MARTZ & ASSOCIATES, P.C.
                            24 West Central Avenue
                          Minot, North Dakota  58701

                                 Legal Counsel
                              CHAPMAN AND CUTLER
                            111 West Monroe Street
                           Chicago, Illinois  60603

                               TABLE OF CONTENTS

                                                                            PAGE
FEE AND EXPENSE TABLE..........................................................2
HIGHLIGHTS OF THE FUND AND PROSPECTUS SUMMARY..................................3
THE FUND.......................................................................7
INVESTMENT OBJECTIVE AND POLICIES..............................................7
NET ASSET VALUE...............................................................17
PURCHASE OF SHARES............................................................18
SPECIAL PROGRAMS..............................................................20
REDEMPTION OF SHARES..........................................................23
DIVIDENDS AND TAXES...........................................................24
DESCRIPTION OF SHARES AND RIGHTS..............................................29
FUND MANAGEMENT...............................................................30
THE DISTRIBUTOR...............................................................32
SHAREHOLDER SERVICES AND REPORTS..............................................33
CALCULATION OF FUND PERFORMANCE DATA..........................................34
SUMMARY OF PROCEDURES.........................................................35

================================================================================

                                RANSON MANAGED
                                  PORTFOLIOS



                                 THE ILLINOIS
                                MUNICIPAL FUND



                          ---------------------------

                                  PROSPECTUS

                           Dated:  October 11, 1997

                          ---------------------------



                                  Distributor
                          RANSON CAPITAL CORPORATION
                                 1 North Main
                           Minot, North Dakota 58703


================================================================================

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY + +OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES+
+EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE       +
+SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE          +
+SECURITIES IN ANY STATE IN WHICH SUCH OFFICER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OF QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++


                    Subject to Completion, October 10, 1997

                      Statement of Additional Information

                           Ranson Managed Portfolios

                          The Illinois Municipal Fund

     The Illinois Municipal Fund is an investment portfolio of Ranson Managed Portfolios, a management investment company. The term "the Fund" as used herein shall refer to either Ranson Managed Portfolios or The Illinois Municipal Fund series of Ranson Managed Portfolios as the context may require. The investment objective of The Illinois Municipal Fund is to provide its shareholders with as high a level of current income exempt from federal income tax and Illinois income tax, to the extent indicated, as is consistent with preservation of capital. Certain Illinois Municipal Securities (as defined in the Prospectus) will be subject to Illinois state income taxes. Under normal market conditions, the Fund's assets will be invested in a portfolio of Illinois Municipal Securities which, in the opinion of Ranson Capital Corporation, will produce a higher level of current income than would be produced by a portfolio of Illinois Municipal Securities rated in only the highest rating category, but contains Illinois Municipal Securities which do not present a significant risk of loss of principal due to credit characteristics. Up to 100% of the Fund's total assets may be invested in Illinois Municipal Securities which are subject to Illinois state income taxes. The Fund's manager is Ranson Capital Corporation.

     This Statement of Additional Information is not a prospectus but shall be read in conjunction with the Prospectus for the Fund dated October 11, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained without charge by calling the Fund at 701/852-5292.

     The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission office at no charge.

                               Table of Contents

                                                                           Page
The Fund and Its Shares...................................................... 2
Investment Objective, Policies and Restrictions.............................. 2
Officers and Trustees........................................................ 7
Compensation Table........................................................... 9
Custodian.................................................................... 9
Independent Auditors.........................................................10
Management and Investment Advisory Agreement.................................10
Portfolio Transactions.......................................................10
Additional Information Regarding Shares and Rights...........................11
Expenses of the Fund.........................................................14
Performance Data.............................................................14

      This Statement of Additional Information is dated October 11, 1997.

                            The Fund and Its Shares

     The Illinois Municipal Fund is a newly-organized series of Ranson Managed Portfolios, an open-end non-diversified management investment company organized as an unincorporated business trust under the laws of Massachusetts on August 10, 1990.

     Prior to the sale of shares of the Fund to the public, all shares of the fund were owned by Ranson Capital Corporation. Since the Fund is newly formed, as of the date of this Statement of Additional Information, Ranson Capital Corporation controls 100% of the shares of the Fund.

                Investment Objective, Policies and Restrictions

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Investment Objective and Policies."

     The investment objective of the Fund is to provide its shareholders with as high a level of current income that is exempt from federal income tax and Illinois income tax, to the extent indicated, as is consistent with preservation of capital. Under normal market conditions, the Fund's assets will be invested in a portfolio of Illinois Municipal Securities which, in the opinion of Ranson Capital Corporation, will produce a higher level of current income than would be produced by a portfolio of Illinois Municipal Securities rated in only the highest rating category, but contains Illinois Municipal Securities which do not present a significant risk of loss of principal due to credit characteristics. Up to 100% of the Fund's total assets may be invested in Illinois Municipal Securities which are subject to Illinois state income taxes.

     The investment policy of the Fund is to invest at least 80% of its assets in a portfolio of Illinois Municipal Securities which generate interest income that is exempt from federal income tax and, to the extent indicated, Illinois income tax. Illinois Municipal Securities generally include debt obligations of the State of Illinois, its political subdivisions, municipalities, agencies and authorities, and certain industrial development and other revenue bonds, short-term municipal notes, municipal leases and commercial paper issued by such entities and obligations of the Commonwealth of Puerto Rico, the United States Virgin Islands and Guam.

     Futures Contracts, Options on Futures and Municipal Bond Index Futures.
The Fund may purchase or sell financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. In general a futures contract sale creates an obligation by the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would generally create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date would not be determined until on or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

     Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument at the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

     Unlike a futures contract, which requires the parties to buy and sell an instrument on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the holder decides not to enter into the contract, the premium paid for the contract is lost. Since the cost of the option is fixed, there are no daily payments of cash by the purchaser to reflect the change in the value of the underlying contract as discussed below for futures contracts. The seller of the option, however, may be required to make daily maintenance margin payments to reflect the change in the value of the underlying contract. The value of the option is reflected in the net asset value of the Fund.

     The Fund is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying instrument. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

     Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6-1/2 and 10 years, Certificates of the Government National Mortgage Association, Bank Certificates of Deposit and on a municipal bond index (see below). The Fund may purchase or sell interest rate futures contracts covering these types of financial instruments as well as new types of contracts that become available in the future.

     Financial futures contracts and related options contracts are traded in an auction environment on the floors of several futures Exchanges--principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange.

     A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's portfolio securities. The correlation may be distorted in part by the fact that the futures market is influenced by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce the value of futures contracts for hedging purposes over a short time period. The correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations.

     Another risk is that the Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts in anticipation of an increase in interest rates, and then interest rates went down, causing bond prices to rise, the Fund would lose money, including transaction costs, on the sale.

     In addition to the risks associated with investing in options on securities, there are particular risks associated with trading in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market in such options. It is not certain that this market will develop.

     A substantial majority (i.e., approximately 75%) of all anticipatory hedge transactions (transactions in which the Fund does not own, at the time of the transaction, but expects to acquire the securities corresponding to the relevant futures contract) involving the purchase of futures contracts, call options or written put options thereon will be completed by the purchase of securities which are the subject of the hedge.

     The Fund may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to initial margin plus the amount paid for option premiums on open contracts exceeds 5% of the value of the Fund's total assets. In instances involving the purchase of futures contracts by the Fund, an amount equal to the gross market value of the futures contract will be deposited in a segregated account of cash and cash equivalents and thereby ensure that the use of such futures is unleveraged. The Fund may not purchase or sell futures contracts or related positions if, immediately thereafter, more than one-third of its net assets would be hedged.

     The Fund may utilize trading in municipal bond index futures contracts for hedging purposes. The strategy in employing such contracts will be similar to that discussed above with respect to financial futures and options thereon. A municipal bond index is a method of reflecting in a single number the market value (based on an average of quotations from certain dealers) of many different municipal bonds. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, futures on a municipal bond index will be settled in cash if held until the close of trading in the contract. However, as in any other futures contract, a position in the contract may be closed out by purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract. Because trading in municipal bond index futures contracts has been taking place only for a short time, the Fund's ability to utilize such contracts will be dependent upon the development and maintenance of a market in such contract.

     The Securities and Exchange Commission generally requires that when investment companies, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or high quality, readily marketable portfolio securities with its custodian in the amount of its obligation under such transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements.

     Investment Restrictions. Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

          1. Borrow money, except from banks for temporary or emergency (not leveraging) purposes and then in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed). The Fund will not borrow for leveraging purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce the Fund's net income.

          2. Pledge, hypothecate, mortgage or otherwise encumber its assets, in excess of 10% of the value of its total assets (taken at the lower of cost or current value) and then only to secure borrowings for temporary or emergency purposes.

          3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit of initial or maintenance margin by the Fund in connection with financial futures contracts and related options transactions, including municipal bond index futures contracts or related options transactions, is not considered the purchase of a security on margin.

          4. Make short sales of securities or maintain a short position for the account of the Fund including any short sales "against the box."

          5. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

          6. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities which are secured by real estate or interests therein.

          7. Purchase or sell commodities or commodity contracts except to the extent the options and futures contracts the Fund may trade in are considered to be commodities or commodities contracts.

          8. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements.

          9. Invest 25% or more of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by Illinois, its political subdivisions, municipalities, agencies and authorities. (The Fund may, from time to time, invest 25% or more of its assets in a particular segment of the municipal bond market; however, the Fund will not invest 25% or more of its assets in industrial development bonds in a single industry.)

          10. Invest in securities of any issuer if, to the knowledge of the Fund, officers and Trustees of the Fund or officers and directors of the Manager who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%.

          11. Purchase securities restricted as to resale, if, as a result such investment would exceed 5% of the value of the Fund's net assets.

          12. Invest in (a) securities which at the time of such investment are not readily marketable, including participation interests in municipal leases, (b) securities the disposition of which is restricted under federal securities laws (as described in fundamental restriction (11) above) and
     (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of such Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

          13. Invest more than 5% of its total assets in securities of any one issuer, except that this limitation shall not apply to securities of the U.S. Government, its agencies and instrumentalities and except that with respect to 50% of the Fund's total assets the Fund may invest up to 25% of its total assets in securities of any one issuer.

     The Fund may not change any of these investment restrictions without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or
(ii) 67% of the Fund's shares present or represented by proxy at a meeting at which the holders of more than 50% of the outstanding shares are present or represented by proxy. With the exception of the percentage restrictions set forth in fundamental restrictions (1) and (12) above, which may not be exceeded at any time, as long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

     The following investment restrictions of the Fund may be changed by the Board of Trustees of the Fund.

     The Fund will not:

          1. Invest more than 5% of its total assets in the securities of any other single investment company, nor more than 10% of its total assets in the securities of two or more other investment companies, except as part of a merger, consolidation or acquisition of assets.

          2. Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     An advisory fee will be charged for assets invested in securities of other investment companies. However, the Fund will not invest more than 10% of its total assets in such securities.

                             OFFICERS AND TRUSTEES

     The officers and Trustees of the Fund, their principal occupations for the last five years and their affiliations, if any, with Ranson Capital Corporation (the Manager and Distributor) are as follows:

---------------------------------------------------------------------------------------------------------------
                                      POSITION(S) HELD                PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   WITH FUND(1)                  DURING PAST 5 YEARS(2)
----------------------------------------------------------------------------------------------------------------
Lynn W. Aas                               Trustee               Retired; Attorney; Director, ND Tax-Free Fund,
904 NW 27th                                                     Inc., ND Insured Income Fund, Inc., Montana
Minot, North Dakota 58701                                       Tax-Free Fund, Inc., Integrity Fund of Funds,
76                                                              Inc., and South Dakota Tax-Free Fund, Inc.;
                                                                Director, First Western Bank & Trust
----------------------------------------------------------------------------------------------------------------
Orlin W. Backes                           Trustee               Attorney; Director, ND Tax-Free Fund, Inc., ND
15 2nd Ave. SW, Suite 305                                       Insured Income Fund, Inc., Montana Tax-Free
Minot, North Dakota 58701                                       Fund, Inc., and South Dakota Tax-Free Fund,
62                                                              Inc. and Integrity Fund of Funds, Inc.;
                                                                Director, First Western Bank & Trust
----------------------------------------------------------------------------------------------------------------
Arthur A. Link                            Trustee               Director, ND Tax-Free Fund, Inc., ND Insured
2001 Grimsrud Drive                                             Income Fund, Inc., Montana Tax-Free Fund,
Bismarck, North Dakota 58701                                    Inc., South Dakota Tax-Free Fund, Inc. and
83                                                              Integrity Fund of Funds, Inc.; Director; Bank
                                                                Center First; Formerly Governor of
                                                                the State of North Dakota
----------------------------------------------------------------------------------------------------------------
Peter A. Quist*                        Vice President            Director and Vice President, ND Holdings, Inc.;
1 North Main                           and Secretary             Director, Vice  President and Secretary, ND
Minot, North Dakota 58703                                        Money Management, Inc., ND Capital, Inc.,
63                                                               ND Resources, Inc., ND Tax-Free Fund, Inc.,
                                                                 ND Insured Income Fund, Inc., Montana
                                                                 Tax-Free Fund, Inc., South Dakota Tax-Free
                                                                 Fund, Inc., Integrity Fund of Funds, Inc. and
                                                                 Ranson Capital Corporation
----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Robert E. Walstad*                       Trustee, Chairman                    Director and President, ND Holdings, Inc.,
1 North Main                                 President                        Director, President and Treasurer, ND Money
Minot, North Dakota 58703                  and Treasurer                      Management, Inc., ND Capital, Inc., ND
52                                                                            Resources, Inc., ND Tax-Free Fund, Inc., ND
                                                                              Insured Income Fund, Inc., Montana Tax-Free
                                                                              Fund, Inc., Integrity Fund of Funds, Inc., and
                                                                              South Dakota Tax-Free Fund, Inc.; Director,
                                                                              President, CEO and Treasurer, Ranson Capital
                                                                              Corporation
-----------------------------------------------------------------------------------------------------------------------------

____________________
* "Interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

(1) The Trustees were elected at a joint special meeting of the shareholders of the Fund complex of Ranson Managed Portfolios held on December 11, 1995, but did not assume office until the closing of the Stock Purchase Agreement between the shareholders of The Ranson Company, Inc., and ND Holdings, Inc., on January 5, 1996. Prior to that time, the Board of Trustees consisted of J. Joseph Hannah, H. Dene Heskett, Harrison F. Johnson,
     Kevin F. Mitchelson, John A. Ranson and John S. Ranson.

(2) Lynn W. Aas and Orlin W. Backes were elected to the boards of directors of the above-named funds (the "ND Fund") in 1994 and 1995, respectively. Arthur A. Link has served on the boards of directors of the ND Funds since their inceptions. Peter A. Quist has served as a director and as the Vice President and Secretary of the ND Funds since their inceptions, except that he was not elected to the board of directors of South Dakota Tax-Free Fund, Inc., until 1995. Robert E. Walstad has served as a director and as the President and Treasurer of the ND Funds since their inceptions. Mssrs. Quist and Walstad were elected as directors and officers of Ranson Capital Corporation on January 5, 1996.

                            COMPENSATION TABLE (2)

-----------------------------------------------------------------------
                           AGGREGATE COMPENSATION    TOTAL COMPENSATION
NAME OF PERSON                FROM THE ILLINOIS       FROM REGISTRANT
POSITION (1)                MUNICIPAL FUND SERIES     AND FUND COMPLEX
-----------------------------------------------------------------------
Lynn W. Aas                        $500                   $10,000
-----------------------------------------------------------------------
Orlin W. Backes                    $500                   $10,000
-----------------------------------------------------------------------
Arthur A. Link                     $500                   $10,000
-----------------------------------------------------------------------
*Robert E. Walstad                 $  0                   $     0
-----------------------------------------------------------------------

____________________
*    "Interested persons" as defined in the Investment Company Act of 1940.

(1)  Each of the named persons acted in the capacity of a Trustee.

(2) The compensation of any Trustee who is not an "interested person" as that term is defined in the Investment Company Act of 1940 is paid by the Fund. Until the closing of the Stock Purchase Agreement (see note (1) above), Trustees who were not interested persons of the Manager or the Distributor (the "Disinterested Trustees") were paid $500 plus expenses per meeting of the Board of Trustees and committees thereof attended by such Trustee. None of the Trustees who are interested persons received compensation for services as Trustees. Each of the Disinterested Trustees will be paid a fee of $10,000 for the calendar year ending December 31, 1997, plus any expenses incurred in attending meetings. The $10,000 fee is apportioned among the nine funds comprised in the Integrity Mutual Funds group on the basis of gross assets, subject to a minimum fee of $500 per Disinterested Trustee per fund.

     As of June 30, 1997, the officers and Trustees of the Fund owned, as a group, less than 1% of the shares of the Fund.

                                   CUSTODIAN

     First Western Bank & Trust, 900 South Broadway, Minot, North Dakota 58701, is the Custodian of the Fund and has custody of all securities and cash of the Fund. The Custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

                              INDEPENDENT AUDITORS

     Shareholders will receive annual financial statements, together with a report of independent auditors, and semi-annual unaudited financial statements of the Fund. The independent auditors for the Fund are Brady, Martz & Associates, P.C., 24 West Central Avenue, Minot, North Dakota 58701. The independent auditors will report on the Fund's annual financial statements, review certain regulatory reports and the Fund's income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

                  MANAGEMENT AND INVESTMENT ADVISORY AGREEMENT

     The Management and Investment Advisory Agreement (the "Agreement") between the Manager and the Fund provides that the Manager will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell, and the selection of brokers through whom the Fund's portfolio transactions are executed. The Manager also administers the business affairs of the Fund, furnished offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as directors and officers of the Fund if duly elected to such positions. Fees and expense limitations under the Agreement are described in the Prospectus.

     The Agreement will continue in effect from year to year if specifically approved by the Fund's Trustees or the Fund's shareholders and by the Fund's Disinterested Trustees in compliance with the requirements of the Investment Company Act of 1940 (the "1940 Act"). The Agreement may be terminated without penalty upon 60 days' written notice by either party and will automatically terminate in the event of assignment.

     Ranson Capital Corporation serves as the Manager and is a wholly-owned subsidiary of ND Holdings, Inc., a North Dakota corporation.

                             PORTFOLIO TRANSACTIONS

     The Manager will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Manager including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Manager. Since statistical and other research information is only supplementary to the research efforts of the Manager and still must be analyzed and reviewed by one of its staff, the receipt of research information is not expected to materially reduce the Manager's expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Manager may take into consideration that certain firms have sold or are selling shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Manager, and may select firms that are affiliated with the Fund or the Manager.

     If it is believed to be in the best interests of the Fund, the Manager may place portfolio transactions with brokers who provide the types of service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of these services. This will be done, however, only if, in the opinion of the Manager, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

     If purchases or sales of securities of the Fund and of one or more other portfolios of the Fund, investment companies or clients supervised by the Manager are considered at or about the same time, transactions in such securities will be allocated among the several portfolios of the Fund, investment companies and clients in a manner deemed equitable to all by the Manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The Fund expects that its portfolio transactions in Illinois Municipal Securities will generally be effected on a principal (as opposed to agency) basis and, accordingly, does not expect to incur significant brokerage commissions.

     While the Manager will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.

     The Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The Rule and procedures also contain review requirements and require the Manager to furnish reports to the Board of Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Board of Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

               ADDITIONAL INFORMATION REGARDING SHARES AND RIGHTS

     The Fund is a non-diversified, open-end investment company established under Massachusetts law by an Agreement and Declaration of Trust ("Trust Agreement") dated August 10, 1990, and is the type of organization commonly known as a "Massachusetts business trust." It is a series company as contemplated under Rule 18f-2 under the 1940 Act, having five series of shares offered at this time which are known as "The Kansas Municipal

Fund," "The Kansas Insured Intermediate Fund," "The Nebraska Municipal Fund," "The Oklahoma Municipal Fund" and "The Illinois Municipal Fund." The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

     The Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares, without par value, from each portfolio. Each share of a portfolio represents an equal proportionate interest in the assets and liabilities belonging to such portfolio with each other share of such portfolio and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Trustees. The shares do not have cumulative voting rights nor any preemptive rights. In case of a liquidation, subject to the rights of creditors, the holders of shares of each portfolio being liquidated will be entitled to receive as a series a distribution out of the net assets belonging only to that portfolio. Under the Trust Agreement, expenses attributable to any specific portfolio (whether start-up for a new portfolio or on-going operating expenses) will be borne by that portfolio. Any general expenses of the Fund not readily identifiable as belonging to a particular portfolio are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, usually in proportion to the portfolio's relative net assets. The net asset value of the shares of any portfolio will be computed based only upon the net assets of such portfolio.

     As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the Trust Agreement provides for Fund shareholders voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose; (b) with respect to any contract as to which shareholder approval is required by the 1940 Act (such as the Fund's Management and Investment Advisory Agreement and the Distribution and Services Agreement); (c) with respect to any termination or reorganization of the Fund or any portfolio to the extent and as provided in the Trust Agreement; (d) with respect to any amendment of the Trust Agreement (other than amendments establishing and designating new portfolios, changing the name of the Fund or the name of any portfolio, supplying any omission, curing any ambiguity, or curing, correcting or supplementing any provision thereof which is internally inconsistent with the 1940 Act or with the requirements of the Internal Revenue Code and applicable regulations for the Fund to obtain the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by more than 50% of the shares entitled to vote; (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (f) with respect to such additional matters relating to the Fund as may be required by the 1940 Act (such as changes in the Fund's investment policies and restrictions), the Trust Agreement, the by-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the Trustees may consider necessary or desirable.

     Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

     The Trust Agreement provides that on any matter submitted to a vote of the shareholders, all Fund shares entitled to vote, irrespective of portfolio, shall be voted in the aggregate and not by portfolio except that (a) as to any matter with respect to which a separate vote of any portfolio is required by the 1940 Act, such requirements as to a separate vote by that portfolio shall apply in lieu of the aggregate voting as described above, and (b) when the Trustees have determined that the matter affects only the interests of one or more portfolios, then only shareholders of the affected portfolios shall be entitled to vote thereon.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company with separate portfolios like this Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined below) of each portfolio "affected by" such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless the interests of each portfolio in the matter are substantially identical or the matter does not affect any interests of such portfolio. The Rule specifically exempts the selection of independent auditors, the approval of principal underwriting contracts and the election of trustees from such separate voting requirements and specifically provides that any required approval of the Fund's Management and Investment Advisory Agreement and the Distribution and Services Agreement is subject to such separate voting requirements. In addition, changes in the Fund's investment policies are also subject to separate voting requirements.

     The Trust Agreement provides that the presence at a meeting of shareholders in person or by proxy of shareholders entitled to vote at least thirty percent (30%) of the votes entitled to be cast on a matter (or if voting is to be by portfolio, shareholders of each portfolio entitled to vote at least thirty percent (30%) of the votes entitled to be cast by each portfolio) shall constitute a quorum. This permits a meeting of shareholders of the Fund to take place even if less than a majority of the shareholders are present on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum (the election of Trustees and the ratification of the selection of independent public accountants are examples). Some matters requiring a larger vote under the Trust Agreement, such as termination or reorganization of the Fund and certain amendments of the Trust Agreement, would not be affected by this provision. This is also true with respect to matters which under the 1940 Act require the vote of a majority of the outstanding voting shares (as defined below) of the Fund or a particular portfolio.

     As used in the Prospectus and this Statement of Additional Information, the term "majority of the outstanding shares" of either the Fund or a particular portfolio of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund or such portfolio present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or of such portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such portfolio.

     Under the terms of the Trust Agreement, a Trustee is liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or of law. The Trust Agreement provides for indemnification by the Fund of the Trustees and the officers of the Fund except with respect to any matter as to which such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund (or the predecessor corporation) but such person may not be indemnified against any liability to the Fund or the Fund shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust Agreement also provides that any agreement or undertaking by the Trustees on behalf of the Fund is binding upon the Fund only and not on the Trustees personally.

                              Expenses of the Fund

     The Fund's expenses include, among others, management and investment advisory fees, 12b-1 fees, accounting and administrative fees, taxes, brokerage fees and commissions, if any, fees of Disinterested Trustees, expenses of Trustees' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of issue and sale of shares (to the extent not borne by the Distributors), expenses of printing and mailing certificates, association membership dues, charges of the Fund's custodian, and bookkeeping, auditing and legal expenses, and the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission, registering or qualifying its shares under state securities laws and the expenses of preparing and mailing prospectuses and reports to shareholders.

                                Performance Data

     As described in the prospectus, the Fund's historical performance may be shown in the form of "current yield," "tax equivalent yield," "average annual total return" and "total return" figures. These various measures of performance are described below.

     Current yield is determined in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the maximum public offering price at the end of the evaluation period. The Securities and Exchange a rules for calculating current yield require the use of certain standardized accounting practices which are not necessarily consistent with those used by the Fund in the preparation of its audited financial statements or federal tax return. The Fund's current yield figure is based upon historical results and is not necessarily representative of future performance.

     Tax equivalent yield is determined by dividing that portion of current yield which is tax-exempt by one minus a stated income tax rate and adding that portion of current yield, if any, that is not tax-exempt.

     The Fund's distribution return is computed by dividing the income per share by the number of days in the current month, and the quotient is multiplied by
365. The result is divided by the average offering price per share on the last day of the month.

     The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period reduced by the maximum sales charge in effect on that date and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and the quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

     The Fund's total return quotation is computed by aggregating the percentage or dollar value change over the period in question, exclusive of the initial sales charge.

     The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. The Fund's shares are sold at net asset value plus a maximum sales charge of 4.25% of the offering price. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of the Fund are redeemable at net asset value, which may be more or less than original cost.

Part C    Other Information

Item 24.  Financial Statements and Exhibits.

     (a)  Financial Statements:

          (i)  Financial Statements included in Part A of the Registration
               Statement:

               None.

          (ii) Financial Statements included in Part B of the Registration
               Statement:

               None

               Schedules 2, 3, 4, 5, 6 and 7 have been omitted as the required information is not present.

     (b)  Exhibits:

               1. Agreement and Declaration of Trust dated August 10, 1990 (incorporated by reference to Form N-1A [File No. 33-36324] filed on behalf of Ranson Managed Portfolios--The Kansas Municipal Fund).

               2. By-Laws (incorporated by reference to Form N-1A [File No. 33-36324] filed on behalf of Ranson Managed Portfolios-- The Kansas Municipal Fund).

               3.   Inapplicable.

               4.   Inapplicable.

               5. Form of Management and Investment Advisory Agreement between Registrant and Ranson Capital Corporation (incorporated by reference to Post-effective Amendment No. 11 to the Registration Statement).

               6. (a) Form of Distribution and Services Agreement between Registrant and Ranson Capital Corporation (incorporated by reference to Post-effective Amendment No. 11 to the Registration Statement).

                    (b) Dealer Agreement (incorporated by reference to Post-effective Amendment No. 11 to the Registration Statement).

               7.   Inapplicable.

               8. Form of Custodian Agreement between Ranson Managed Portfolios and First Western Bank & Trust (incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement).

               9. Administrative and Accounting Services Agreement between Registrant and ND Resources, Inc. (incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement).

               10.  Opinion of Chapman and Cutler.

               11.  Inapplicable

               12.  Inapplicable.

               13.  Inapplicable.

               14. Shareholder Services Plan (incorporated by reference to Post-effective Amendment No. 11 to the Registration Statement).

               15.  Inapplicable

               16.  Inapplicable.

Item 25.  Persons Controlled by or under Common Control with Registrant.

     Since The Illinois Municipal Fund portfolio of Registrant is newly formed and has not yet commenced its public offering of its shares, there are no outstanding shares of The Illinois Municipal Fund portfolio of Registrant. To the best of Registrant's knowledge, as of June 30, 1997, no person is directly or indirectly controlled by or under common control with The Illinois Municipal Fund portfolio of Registrant.

Item 26.  Number of Holders of Securities.

     As of June 30, 1997, the number of record holders of Registrant was as follows:

          The Kansas Municipal Fund:  4,319
          The Kansas Insured Intermediate Fund:  754
          The Nebraska Municipal Fund:  1,237
          The Oklahoma Municipal Fund:  122
          The Illinois Municipal Fund:   0
                                       -----

Item 27.  Indemnification.

     The following is a summary of the rights of indemnification set forth in the Agreement and Declaration of Trust of Registrant (see Exhibit 1). Article VIII of the Agreement and Declaration of Trust of Registrant provides generally that any person who is or has been a trustee or officer of Registrant (including persons who serve at the request of Registrant as directors, trustees or officers of another organization and including persons who served as officers and directors of the Registrant) shall be indemnified by Registrant to the fullest extent permitted by law against liabilities and expenses reasonably incurred by such person in connection with any claim, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of being or having been such a trustee, director or officer and against amounts incurred in settlement thereof. It is further provided in such Agreement and Declaration of Trust that no indemnification shall be provided in the event that it is determined that such person was engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or that such person did not act in good faith in the reasonable belief that his action was in the best interests of Registrant. In the event of a settlement or other disposition not involving a final determination of the foregoing matters by a court or other body, no indemnification shall be provided unless such determination is made by a vote of a majority of the "disinterested" trustees acting on the matter or a written opinion of independent legal counsel. The right to indemnification as so provided may be insured against by policies maintained by the Registrant and shall continue as to any person who has ceased to be a trustee or officer of Registrant.

     Expenses of preparation and presentation of a defense by a person claiming indemnification may be advanced by Registrant provided generally that such person undertakes to repay any such advances if it is ultimately determined that he is not entitled to indemnification and provided that either such undertaking is secured by appropriate security or a majority of the "disinterested" trustees acting on the matter or independent legal counsel in a written opinion determines that there is reason to believe that such person ultimately will be found entitled to indemnification.

     The Agreement and Declaration of Trust provides further that in the event that any shareholder or former shareholder shall be found to be personally liable solely by reason of his being a shareholder and not because of acts or omissions of such person, such shareholder shall be entitled out of assets of the Registrant to be indemnified against all loss and expense arising from such liability (provided there is no liability to reimburse any shareholder for taxes paid by reason of such shareholder's ownership of shares or for losses suffered by reason of any changes in value of any of Registrant's assets).

     The Agreement and Declaration of Trust (Article IV, Section 2(o)) provides specifically that the trustees have the power to purchase and pay for insurance out of assets of Registrant as they deem necessary or appropriate for the conduct of its business including policies insuring shareholders, trustees, officers, employees, agents, investment managers, principal underwriters or independent contracts or Registrant against claims or liabilities arising by reason of such persons holding or having held any such office or position with Registrant or by reason of any action alleged to have been taken or omitted by such person in such office or position including any action taken or omitted that may be determined to constitute negligence whether or not the Registrant would have the power to indemnify such person against such liability.

     The provisions with respect to indemnification in the Agreement and Declaration of Trust of Registrant do not affect any rights of indemnification that persons other than those specifically covered may have whether under contract or otherwise under law.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the provisions of Registrant's Agreement and Declaration of Trust, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liability

(other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) as asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisor.

     The names of the directors and officers of the Manager and their businesses, professions, vocations and employment during the past two fiscal years, either for their own account or as directors, officers, employees, partners or trustees, are as follows:

                                                                  (3)
       (1)                      (2)
                                                             Other Business
Name and Principal         Affiliation with              Profession Vocation or
Business Address*         Investment Advisor            Employment Connection**
--------------------------------------------------------------------------------
Richard D. Olson     Assistant Vice President -
1 North Main         Sales
Minot, ND  58703

Peter A. Quist       Director, Vice President and      Director and Vice
1 North Main         Secretary                         President, ND Holdings,
Minot, ND 58703                                        Inc.; Director, Vice
                                                       President and Secretary,
                                                       ND Money Management,
                                                       Inc., ND Capital, Inc.,
                                                       ND Resources, Inc., ND
                                                       Tax-Free Fund, Inc., ND
                                                       Insured Income Fund,
                                                       Inc., Montana Tax-Free
                                                       Fund, Inc., South Dakota
                                                       Tax-Free Fund, Inc.,
                                                       Integrity Fund of Funds,
                                                       Inc.; Vice President and
                                                       Secretary, Ranson Managed
                                                       Portfolios


Shannon D. Radke     Assistant Vice President -
1 North Main         Finance
Minot, ND 58703

Robert E. Walstad    Director, President, CEO          Director and President,
1 North Main         and Treasurer                     ND Holdings, Inc.;
Minot, ND  58703                                       Director, President and
                                                       Treasurer, ND Money
                                                       Management, Inc., ND
                                                       Capital, Inc., ND
                                                       Resources, Inc., ND
                                                       Tax-Free Fund, Inc., ND
                                                       Insured Income Fund,
                                                       Inc., Montana Tax-Free
                                                       Fund, Inc., South Dakota
                                                       Tax Free Fund, Inc. and
                                                       Integrity Fund of Funds,
                                                       Inc.; Trustee, Chairman,
                                                       President and Treasurer,
                                                       Ranson Managed Portfolios

Item 29.  Principal Underwriters.

     (a) Ranson Capital Corporation acts as investment advisor and manager of The Kansas Municipal Fund, The Kansas Insured Intermediate Fund, The Nebraska Municipal Fund and The Oklahoma Municipal Fund having net assets of approximately $127,000,000, $25,000,000, $28,000,000 and $6,000,000,
respectively, as of June 30, 1997.

     (b) The information required by the following table is provided with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21.

                           Ranson Capital Corporation

       (1)                       (2)                              (3)

Name and Principal    Positions and Offices with         Positions and Offices
 Business Address     Ranson Capital Corporation            with Registrant
--------------------------------------------------------------------------------
1 North Main
Minot, ND  58703

Richard D. Olson      Assistant Vice President -
                                 Sales

Peter A. Quist         Director, Vice President            Vice President and
                             and Secretary                     Secretary

Shannon D. Radke      Assistant Vice President -
                                Finance

Robert E. Walstad      Director, President, CEO            Trustee, Chairman,
                             and Treasurer                     President
                                                             and Treasurer

Item 30.  Location of Accounts and Records.

     All accounts, books and documents of Registrant are maintained at the offices of Ranson Managed Portfolios, 1 North Main, Minot, North Dakota 58703 and with the

Custodian at First Western Bank & Trust, 900 South Broadway, Minot, North Dakota 58701,

Item 31.  Management Services.

     Inapplicable.

Item 31.  Undertakings.

     (a) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

     (b) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned duly authorized in the City of Minot, and State of North Dakota on the 10th day of October, 1997.

                                     RANSON MANAGED PORTFOLIOS


                                     By /s/ Robert E. Walstad
                                        -------------------------
                                            Robert E. Walstad
                                               President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement No. 33-36324 has been signed below on behalf of the following persons in the capacities indicated on the 10th day of October, 1997:

            Signatures                                 Title

/s/ Lynn W. Aas                                   Trustee
-----------------------------------
Lynn W. Aas


/s/ Orlin W. Backes                               Trustee
-----------------------------------
Orlin W. Backes


/s/ Arthur A. Link                                Trustee
-----------------------------------
Arthur A. Link


/s/ Robert E. Walstad                             Trustee, Chairman of the Board, President
-----------------------------------               and Treasurer
Robert E. Walstad

                                 EXHIBIT INDEX

1. Agreement and Declaration of Trust dated August 10, 1990 (incorporated by reference to Form N-lA [File No. 33-36324] filed on behalf of Ranson Managed Portfolios - The Kansas Municipal Fund).

2. By-Laws (incorporated by reference to Form N-1A [File No. 33-36324] filed on behalf of Ranson Managed Portfolios - The Kansas Municipal Fund).

3.   Inapplicable.

4.   Inapplicable.

5. Form of Management and Investment Advisory Agreement between Registrant and Ranson Capital Corporation (incorporated by reference to Post-effective Amendment No. 11 to the Registration Statement).

6. (a) Form of Distribution and Services Agreement between Registrant and Ranson Capital Corporation (incorporated by reference to Post-effective Amendment No. 11 to the Registration Statement).

     (b) Dealer Agreement (incorporated by reference to Post-effective Amendment No. 11 to the Registration Statement).

7.   Inapplicable.

8. Form of Custodian Agreement between Ranson Managed Portfolios and First Western Bank & Trust (incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement).

9. Administrative and Accounting Services Agreement between Registrant and ND Resources, Inc. (incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement).

10.  Opinion of Chapman and Cutler.

11.  Inapplicable.

12.  Inapplicable.

13.  Inapplicable.

14. Shareholder Services Plan (incorporated by reference to Post-effective Amendment No. 11 to the Registration Statement).

15.  Inapplicable.

16.  Inapplicable.